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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number   811-7986


                          The Alger Institutional Funds
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)


                              Mr. Frederick A. Blum


                           Fred Alger Management, Inc.


                                111 Fifth Avenue


                            New York, New York 10003
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-806-8800


Date of fiscal year end: October 31


Date of reporting period: October 31, 2004

ITEM 1: REPORT(S) TO STOCKHOLDERS.

                                    THE ALGER
                               INSTITUTIONAL FUNDS

                     (FORMERLY THE ALGER INSTITUTIONAL FUND)

                                        ALGER LARGECAP GROWTH INSTITUTIONAL FUND

                                        ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

                                          ALGER MIDCAP GROWTH INSTITUTIONAL FUND

                                   ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

                                               ALGER BALANCED INSTITUTIONAL FUND

                            ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2004

                                     [LOGO]

TABLE OF CONTENTS

THE ALGER FUNDS

Letter to Our Shareholders...............................................     1
Shareholder Expense Example..............................................     5
Portfolio Summary........................................................     7
Fund Highlights and Schedules of Investments.............................     8
Financial Highlights.....................................................    40
Statements of Assets and Liabilities.....................................    44
Statements of Operations.................................................    46
Statements of Changes in Net Assets......................................    48
Notes to Financial Statements............................................    50
Report of Independent Registered Public Accounting Firm..................    61
Trustees and Officers of the Funds.......................................    62
Tax Information..........................................................    65

Dear Shareholders,                                              December 6, 2004

THE YEAR IN REVIEW

      It was an unusual year for investing. Corporate profit growth has rarely been better, and both the U.S. and global economies expanded at a steady, stable clip with very low inflation for most of the year. But a tight presidential race, war in Iraq, rising energy and commodity prices, and continued investor skepticism kept the markets muted until November.

      The fiscal year began on a positive note, and through March, the markets responded positively to strong manufacturing activity and growing consumer confidence. In April the mood started to shift. Energy prices were on the rise, economic growth led to speculation (correct as it turned out) that the Fed would soon raise interest rates, and the situation in Iraq was not improving. Perhaps just as unsettling to the markets, job growth lagged the broader economic recovery. As a result, the markets retreated from their March peak and progressively moved lower until August.

      By autumn, manufacturing activity and consumer spending had slowed. The price of oil continued to rise and the Fed increased the short-term rate from 1.00% to 1.75% by fiscal year end (October 31, 2004). The close presidential race generated passion but also created uncertainty, and the markets remained range-bound until election day. It may be a cliche, but investors truly dislike uncertainty, and the markets only moved up significantly after the election was over.

      As a result, for the 12 months ended October 31, 2004, the equity markets experienced modest gains with the Dow gaining 4.46%, the Nasdaq up 2.68% and the S&P 500 up 9.42%. The yield on the U.S. Treasury 10-year note was 4.05% on October 31, compared to 4.30% a year earlier.

PORTFOLIO MATTERS

Alger SmallCap Growth Institutional Fund

      The Alger SmallCap Growth Institutional Fund gained 6.42% for the year ended October 31, 2004 while the Russell 2000 Growth Index returned 5.54%. Our holdings in the health care sector significantly outperformed the benchmark. Intuitive Surgical, a leader in surgical robotics, was among the top-performing holdings. Other top health care holdings included Immucor, which develops blood diagnostics, and Tularik Inc., whose primary focus is on oral drugs that use gene regulation to fight cancer, immune disorders and metabolic diseases. Dade Behring Holdings, which makes diagnostic testing kits, also contributed to the sector's positive performance.

      Our holdings in the financial sector outperformed the benchmark with the help of First Marblehead Corp., which provides services for student loan originators. Top-performing energy holdings included oil and natural gas exploration and production company Tom Brown, Inc. and drilling equipment maker Varco International. Although our holdings in the industrials sector did quite well, we underperformed the benchmark. The Fund also suffered from a number of underperforming stocks in the information technology sector including Fairchild Semiconductor, Intelligroup, Inc. and Chordiant Software.

Alger MidCap Growth Institutional Fund

      For the year ended October 31, 2004, the Alger MidCap Growth Institutional Fund posted a return of 4.06%, while the Russell Midcap Growth Index increased 8.77%. Holdings in the consumer discretionary sector significantly underperformed the benchmark. The Fund suffered from DVD rental service Netflix, which felt the effect of increased competition and was forced to lower its subscription price. Sharper Image Corporation also detracted from Fund performance. However, XM Satellite Radio had an exceptional year and was a top contributor. Our technology holdings were down with disappointing returns from Teradyne, which develops semiconductor testing equipment, and Novellus Systems, a manufacturer of semiconductor production equipment.

      Health care stocks did quite well and outperformed the benchmark. Top performers included pharmaceutical firms Elan Corporation and Sepracor. Industrial sector holdings significantly outperformed the benchmark with strong returns from defense communications equipment supplier L-3 and freight shipper Yellow Roadway.

Alger LargeCap Growth Institutional Fund

      The Alger LargeCap Growth Institutional Fund gained 1.40% for the fiscal year ended October 31, 2004, compared with a gain of 3.39% for the Russell 1000 Growth Index. Information technology holdings averaged above market weight and underperformed the benchmark. The semiconductor and software industries performed poorly, notably Applied Materials, a developer of semiconductor production equipment, and Veritas, a provider of data management software. The exception was Google, which was the top-performing holding in the Fund.

      In the consumer discretionary sector, we were above market weight at 22% of the Fund and we outperformed the benchmark, with Starwood Hotels and Target two of the top contributors. Media companies also performed well with the highest returns coming from XM Satellite Radio. In Internet retail, online auctioneer eBay was a top performer. A notable exception was online DVD rental service Netflix, which was hit hard after lowering its subscription price due to increased competition. In health care, we were below market weight and performed poorly. Our biotech holdings were particularly weak, with losses in ImClone, ICOS, and Millennium Pharmaceuticals. In financials, we were just below market weight and significantly outperformed the benchmark with a strong showing from investment management firms T. Rowe Price and Affiliated Managers Group.

Alger Balanced Institutional Fund

      For the year ended October 31, 2004, the Alger Balanced Institutional Fund returned 1.27% while the Russell 1000 Growth Index returned 3.39% and the Lehman Brothers Government/Credit Bond Index rose 5.59%. Information technology stocks represented approximately a third of the equity portion of the portfolio. We significantly underperformed the benchmark in the health care sector because of our holdings in ImClone Systems and Millennium Pharmaceuticals. In consumer discretionary we were on par with the Russell benchmark. However, eBay's solid performance was not enough to offset the loss sustained by our position in Netflix. Although our holdings in industrials were below market weight, the Fund outperformed the benchmark in this sector largely due to Tyco International.

      The fixed-income portion of the portfolio benefited from its overweight in corporate bonds. As the yield curve flattened, the Fund's overweighting in longer-dated Treasuries also added significantly to returns. The Fund was able to capitalize not only on shrinking credit spreads, but falling long-term interest rates.

Alger Socially Responsible Growth Institutional Fund

      The Alger Socially Responsible Growth Institutional Fund gained 0.30% for the year ended October 31, 2004 while the Russell 3000 Growth Index returned 3.53% In consumer discretionary holdings we were above market weight and slightly underperformed the benchmark. Contributors to performance were Sirius Satellite Radio and eBay, both of which had an impressive year. The exception here was online DVD rental service Netflix, which detracted from overall performance. Although we were underweight in the financials sector, we outperformed the benchmark due to First Marblehead's strong showing.

      While we fared better than the benchmark in the information technology sector, our holdings were still down for the year. Semiconductor stocks were hit hardest, notably Kulicke & Soffa Industries, Novellus Systems, and Applied Materials. In software, Red Hat and Veritas also took big hits. Research in Motion Ltd., the creator of the widely-used, handheld Blackberry communication product, was an exception.

Alger Capital Appreciation Institutional Fund

      For the fiscal year ended October 31, 2004, the Alger Capital Appreciation Institutional Fund lost .09% compared with a gain of 3.53% for the Russell 3000 Growth Index. Much of the underperformance was the result of being heavily overweighted in information technology. While we fared better than the benchmark in the information technology sector, our holdings were still down for the year. Semiconductor stocks were hit hardest, notably Kulicke & Soffa Industries, Novellus Systems, and Applied Materials. In software, Red Hat and Veritas also took big hits. Research in Motion Ltd., the creator of the widely-used handheld Blackberry communication product, was an exception.

      Our holdings in consumer discretionary did better, and we were above market weight. Satellite radio companies XM Satellite and Sirius both had an impressive year, and online retailer eBay was among the top performers in the Fund. The exception here was online DVD rental service Netflix, which detracted from overall performance.

LOOKING AHEAD

      For the first time in many years, we believe that the market is no longer gripped by the irrational exuberance of the late 1990s or the irrational pessimism of the first years of the new millennium. Instead, we think that this market will reward or penalize companies based on how well those companies perform. As a result, heading into 2005, we expect to see steady and rational gains with less volatility than in past years. In light of impressive corporate earnings growth and low interest rates, we believe that much of the market is undervalued, and that companies achieving solid, double-digit earnings should command better prices in the year ahead.

      At the same time, employment and wage gains are likely to be less impressive than corporate profit growth. Productivity remains high by historic averages, and companies have not needed to initiate substantial new hiring. In addition, higher energy prices look to be a mild check on what is otherwise a very robust economy. While the pace of growth should slow from its pace a year ago, corporate profits overall should grow in the high single-digits, with many companies significantly exceeding that. GDP growth should be at least 3%.

      Alger is celebrating its 40th anniversary of managing money, and our investment philosophy and process remain the same. This year, however, was a bit disappointing to us. Uncertainty trumped fundamentals, and our stocks didn't do as well as we had expected. Looking back, perhaps this was simply the "pause that refreshes." In the rally following the election, both the markets and our performance have picked up considerably. We think this is a positive harbinger for 2005.

      As always, we will continue to use our time-tested, disciplined approach in order to identify dynamic companies and invest in them. We value the trust you have placed in us, and we thank you. We look forward to the year ahead.

      Respectfully submitted,


      /s/ Dan C. Chung

      Dan C. Chung
      Chief Investment Officer

THE ALGER INSTITUTIONAL FUNDS
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting May 1, 2004 and ending October 31, 2004.

ACTUAL EXPENSES

      The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER INSTITUTIONAL FUNDS
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

                                                                                                   RATIO OF
                                                                                                  EXPENSES TO
                                                                        EXPENSES PAID               AVERAGE
                                     BEGINNING         ENDING          DURING THE PERIOD          NET ASSETS
                                   ACCOUNT VALUE    ACCOUNT VALUE       MAY 1, 2004 TO            YEAR ENDED
                                    MAY 1, 2004   OCTOBER 31, 2004    OCTOBER 31, 2004(B)      OCTOBER 31, 2004
                                    -----------   ----------------    -------------------      ----------------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
CLASS I:
Actual ........................     $1,000.00        $   994.50              $5.67                   1.13%
Hypothetical(a) ...............      1,000.00          1,019.46               5.74                   1.13%
CLASS R:
Actual ........................      1,000.00            991.70               8.21                   1.64%
Hypothetical(a) ...............      1,000.00          1,016.89               8.31                   1.64%

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
Class I:
Actual ........................     $1,000.00        $   999.40              $6.28                   1.25%
Hypothetical(a) ...............      1,000.00          1,018.85               6.34                   1.25%
CLASS R:
Actual ........................      1,000.00            996.90               8.78                   1.75%
Hypothetical(a) ...............      1,000.00          1,016.34               8.87                   1.75%

ALGER MIDCAP GROWTH INSTITUTIONAL FUND
CLASS I:
Actual ........................     $1,000.00         $1,020.60              $5.84                   1.15%
Hypothetical(a) ...............      1,000.00          1,019.36               5.84                   1.15%
CLASS R:
Actual ........................      1,000.00          1,018.00               8.37                   1.65%
Hypothetical(a) ...............      1,000.00          1,016.84               8.36                   1.65%

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
CLASS I:
Actual ........................     $1,000.00        $   991.00              $6.16                   1.23%
Hypothetical(a) ...............      1,000.00          1,018.95               6.24                   1.23%
CLASS R:
Actual ........................      1,000.00            988.30               8.65                   1.73%
Hypothetical(a) ...............      1,000.00          1,016.44               8.77                   1.73%

ALGER BALANCED INSTITUTIONAL FUND
CLASS I:
Actual ........................     $1,000.00         $1,004.00              $6.80                   1.35%
Hypothetical(a) ...............      1,000.00          1,018.35               6.85                   1.35%
CLASS R:
Actual ........................      1,000.00          1,000.00               9.15                   1.82%
Hypothetical(a) ...............      1,000.00          1,015.99               9.22                   1.82%

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
CLASS I:
Actual ........................     $1,000.00        $   998.10              $6.73                   1.34%
Hypothetical(a) ...............      1,000.00          1,018.40               6.80                   1.34%
CLASS R:
Actual ........................      1,000.00            996.30               9.18                   1.83%
Hypothetical(a) ...............      1,000.00          1,015.94               9.27                   1.83%

----------
(a)   5% annual return before expenses.
(b) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE ALGER INSTITUTIONAL FUNDS
PORTFOLIO SUMMARY* (UNAUDITED)

                                                                                                  SOCIALLY
                                       LARGECAP       SMALLCAP        MIDCAP        CAPITAL      RESPONSIBLE
                                        GROWTH         GROWTH         GROWTH      APPRECIATION     GROWTH
                                    INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
SECTORS                                  FUND            FUND          FUND           FUND           FUND
-------                             -------------  -------------  -------------  -------------  -------------
Consumer Discretionary ...........      21.6%         14.7%           16.1%          15.9%          14.3%
Consumer Staples .................       3.4           1.4             1.6            1.7            1.6
Energy ...........................       7.1           4.7             7.6            7.4            6.8
Financials .......................       6.2          10.6             8.6            3.7            3.7
Health Care ......................      18.5          21.7            21.4           23.2           20.7
Industrials ......................       6.2          16.0             7.7            8.9            3.7
Information Technology ...........      31.5          26.3            28.6           32.4           32.1
Materials ........................       1.9           2.4             2.8            3.1            3.1
Telecommunication Services .......       2.2           1.0             2.1            0.9            0.7
Cash and Net Other Assets ........       1.4           1.2             3.6            2.8           13.3
                                       -----         -----           -----          -----          -----
                                       100.0%        100.0%          100.0%         100.0%         100.0%
                                       =====         =====           =====          =====          =====

                                                                                                  BALANCED
                                                                                               INSTITUTIONAL
SECTORS/SECURITY TYPE                                                                               FUND
---------------------                                                                          -------------
Consumer Discretionary .................................................................            11.8%
Consumer Staples .......................................................................             3.0
Energy .................................................................................             5.1
Financials .............................................................................             4.6
Health Care ............................................................................            11.0
Industrials ............................................................................             3.2
Information Technology .................................................................            20.1
Materials ..............................................................................             2.8
Telecommunications Services ............................................................             1.5
                                                                                                  ------
  Total Common Stocks ..................................................................            63.1
                                                                                                  ------

Corporate Obligations ..................................................................             8,5
U.S. Agency Obligations ................................................................             6.0
U.S. Treasury Obligations ..............................................................            14.3
                                                                                                  ------
  Total Obligations ....................................................................            28.8
                                                                                                  ------

Cash and Net Other Assets ..............................................................             8.1
                                                                                                  ------
                                                                                                   100.0%
                                                                                                  ======

----------
*     Based on Net Assets

ALGER LARGECAP GROWTH INSTITUTIONAL FUND

Fund Highlights Through October 31, 2004
(Unaudited)

$10,000 HYPOTHETICAL INVESTMENT IN CLASS I SHARES--10 YEARS ENDED 10/31/04

  [The following graph was depicted as a line chart in the printed materials.]

                                  [LINE CHART]

                                    Alger              Russell

            11/1/1994               10000               10000
           10/31/1995               13710               12925
           10/31/1996               14832               15774
           10/31/1997               19110               20580
           10/31/1998               23967               25649
           10/31/1999               34032               34434
           10/31/2000               37529               37646
           10/31/2001               27199               22613
           10/31/2002               20347               18177
           10/31/2003               25047               22141
           10/31/2004               25398               22891

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Institutional Class I shares and the Russell 1000 Growth Index for the ten years ended October 31, 2004. The figures for the Alger LargeCap Growth Institutional Class I shares and the
Russell  1000  Growth  Index  (an  unmanaged  index of  common  stocks)  include
reinvestment   of  dividends.   Performance   for  the  Alger  LargeCap   Growth
Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF OCTOBER 31, 2004

                                         AVERAGE ANNUAL RETURNS

                                1 YEAR     5 YEARS    10 YEARS   SINCE INCEPTION
                                ------------------------------------------------
Class I (INCEPTION 11/8/93)      1.40%     (5.68)%      9.77%         9.23%
Russell 1000 Growth Index        3.39%      7.84%       8.63%         8.32%
--------------------------------------------------------------------------------
Class R (INCEPTION 1/27/03)      0.94%        *           *          17.30%
Russell 1000 Growth Index        3.39%        *           *          16.57%
--------------------------------------------------------------------------------

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER INSTITUTIONAL FUNDS
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

    SHARES     COMMON STOCKS--98.6%                                     VALUE
   --------                                                            -------
               BIOTECHNOLOGY--7.6%
      24,700   Biogen Idec Inc.* ..............................     $  1,436,552
      13,500   Genentech, Inc.* ...............................          614,655
      13,000   Genzyme Corporation General Division* ..........          682,110
      44,900   Gilead Sciences, Inc.* .........................        1,554,887
      19,250   ImClone Systems Incorporated* ..................          843,150
      28,150   OSI Pharmaceuticals, Inc.* .....................        1,829,187
                                                                    ------------
                                                                       6,960,541
                                                                    ------------
               CAPITAL MARKETS--2.6%
      16,350   Affiliated Managers Group, Inc.* ...............          912,984
      14,950   Bank of New York Company, Inc. (The) ...........          485,277
      18,100   T. Rowe Price Group Inc. .......................        1,009,437
                                                                    ------------
                                                                       2,407,698
                                                                    ------------
               CHEMICALS--1.9%
      38,800   Dow Chemical Company (The) .....................        1,743,672
                                                                    ------------
               COMMERCIAL BANKS--1.0%
      15,350   Wells Fargo & Company ..........................          916,702
                                                                    ------------
               COMMUNICATION EQUIPMENT--7.5%
      83,300   Avaya Inc.* ....................................        1,199,520
     113,600   Cisco Systems, Inc.* ...........................        2,182,256
      23,400   Ericsson(LM)Telephone Co., Cl. B ADR*# .........          676,494
     103,500   Motorola, Inc. .................................        1,786,410
      11,000   Research In Motion Limited* ....................          970,200
                                                                    ------------
                                                                       6,814,880
                                                                    ------------
               COMPUTERS & PERIPHERALS--2.5%
      14,500   Apple Computer, Inc.* ..........................          761,685
     117,300   EMC Corporation* ...............................        1,509,651
                                                                    ------------
                                                                       2,271,336
                                                                    ------------
               CONSUMER FINANCE--1.5%
      25,650   American Express Company .......................        1,361,246
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--1.0%
      11,500   Lehman Brothers Holdings Inc. ..................          944,725
                                                                    ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
      79,700   Symbol Technologies, Inc. ......................        1,170,793
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--3.0%
      27,700   National-Oilwell, Inc.* ........................          933,767
      29,000   Schlumberger Limited ...........................        1,825,260
                                                                    ------------
                                                                       2,759,027
                                                                    ------------
               FOOD & STAPLES RETAILING--3.4%
      37,900   CVS Corporation ................................        1,647,134
      25,950   Wal-Mart Stores, Inc. ..........................        1,399,224
                                                                    ------------
                                                                       3,046,358
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               FREIGHT & LOGISTICS--1.6%
      15,750   FedEx Corp. ....................................     $  1,435,140
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.2%
      24,050   Boston Scientific Corporation* .................          848,965
      16,900   Guidant Corporation ............................        1,125,878
      17,450   Medtronic, Inc. ................................          891,869
                                                                    ------------
                                                                       2,866,712
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--2.1%
      20,800   Caremark Rx, Inc.* .............................          623,376
      17,650   UnitedHealth Group Incorporated ................        1,277,860
                                                                    ------------
                                                                       1,901,236
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--3.0%
       4,200   MGM MIRAGE* ....................................          225,960
      26,700   Carnival Corporation ...........................        1,349,952
      23,600   Starwood Hotels & Resorts Worldwide, Inc. ......        1,126,428
                                                                    ------------
                                                                       2,702,340
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--4.6%
      52,850   General Electric Company .......................        1,803,242
      76,000   Tyco International Ltd. ........................        2,367,400
                                                                    ------------
                                                                       4,170,642
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--.9%
      19,550   Automatic Data Processing, Inc. ................          848,275
                                                                    ------------
               INTERNET & CATALOG RETAIL--5.8%
      32,900   eBay Inc.* .....................................        3,211,369
      48,200   IAC/InterActiveCorp.* ..........................        1,042,084
     101,800   Netflix Inc.* ..................................          964,046
                                                                    ------------
                                                                       5,217,499
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--6.7%
       7,050   Google Inc. Cl. A* .............................        1,344,470
      49,000   VeriSign, Inc.* ................................        1,314,670
      93,200   Yahoo! Inc.* ...................................        3,372,908
                                                                    ------------
                                                                       6,032,048
                                                                    ------------
               MACHINERY - OIL WELL EQUIPMENT & SERVICES--.5%
      24,200   Patterson-UTI Energy, Inc. .....................          465,366
                                                                    ------------
               MEDIA--6.7%
       2,100   DreamWorks Animation SKG, Inc.* ................           82,005
     121,700   Time Warner Inc.* ..............................        2,025,088
      52,200   Viacom Inc. Cl. B ..............................        1,904,778
      62,250   XM Satellite Radio Holdings Inc. Cl. A* ........        2,011,920
                                                                    ------------
                                                                       6,023,791
                                                                    ------------
               MULTILINE RETAIL--3.2%
      57,500   Target Corporation .............................        2,876,150
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                               VALUE
   --------                                                           -------
               OIL & GAS--3.6%
      20,600   BP PLC Sponsored ADR # .........................    $  1,199,950
      11,875   Devon Energy Corporation .......................         878,394
      13,000   EOG Resources, Inc. ............................         865,280
      13,600   Sasol ADR # ....................................         273,768
                                                                   ------------
                                                                      3,217,392
                                                                   ------------
               PHARMACEUTICALS--5.5%
      45,000   Abbott Laboratories ............................       1,918,350
      97,300   IVAX Corporation* ..............................       1,761,130
      29,300   Sepracor Inc.* .................................       1,345,749
                                                                   ------------
                                                                      5,025,229
                                                                   ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--6.5%
      20,100   Altera Corporation* ............................         456,873
      40,500   Analog Devices, Inc. ...........................       1,630,530
      54,500   Applied Materials, Inc.* .......................         877,450
      56,500   Freescale Semiconductor Inc. Cl. A* ............         878,010
      56,350   Intel Corporation ..............................       1,254,351
      20,250   Linear Technology Corporation ..................         767,070
                                                                   ------------
                                                                      5,864,284
                                                                   ------------
               SOFTWARE--6.9%
       5,000   Electronic Arts Inc.* ..........................         224,600
     150,400   Microsoft Corporation ..........................       4,209,696
      71,300   Oracle Corporation* ............................         902,658
      43,100   VERITAS Software Corporation* ..................         943,028
                                                                   ------------
                                                                      6,279,982
                                                                   ------------
               SPECIALTY RETAIL--3.0%
      33,900   Bed Bath & Beyond Inc.* ........................       1,382,781
      23,650   Lowe's Companies, Inc. .........................       1,331,022
                                                                   ------------
                                                                      2,713,803
                                                                   ------------
               WIRELESS TELECOMMUNICATION SERVICES--1.5%
      62,500   Sprint Corporation .............................       1,309,375
                                                                   ------------
               Total Common Stocks
                 (Cost $83,003,979) ...........................      89,346,242
                                                                   ------------
   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--3.0%
  ----------
               U.S. AGENCY OBLIGATIONS
  $2,700,000   Federal Home Loan Banks, 1.65%, 11/1/04
                 (Cost $2,700,000) ............................       2,700,000
                                                                   ------------
Total Investments
  (Cost $85,703,979) (a) ...........................     101.6%      92,046,242
Liabilities in Excess of Other Assets ..............      (1.6)      (1,454,938)
                                                         -----     ------------
Net Assets .........................................     100.0%     $90,591,304
                                                         =====     ============

----------
*     Non-income producing security.
(#)   American Depository Receipts.
(a) At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $86,327,450, amounted to $5,718,792 which consisted of aggregate gross unrealized appreciation of $8,659,825 and aggregate gross unrealized depreciation of $2,941,033.

                       See Notes to Financial Statements.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

FUND HIGHLIGHTS THROUGH OCTOBER 31, 2004
(UNAUDITED)

$10,000 HYPOTHETICAL INVESTMENT IN CLASS I SHARES--10 YEARS ENDED 10/31/04

  [The following graph was depicted as a line chart in the printed materials.]

                                  [LINE CHART]

                                    Alger              Russell

            11/1/1994               10000               10000
           10/31/1995               16619               12056
           10/31/1996               18148               13663
           10/31/1997               21596               16556
           10/31/1998               21211               13932
           10/31/1999               32396               18012
           10/31/2000               35654               20932
           10/31/2001               20016               14330
           10/31/2002               15593               11240
           10/31/2003               22640               16470
           10/31/2004               24094               17382

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger SmallCap Growth Institutional Class I shares and the Russell 2000 Growth Index for the ten years ended October 31, 2004. The figures for the Alger SmallCap Growth Institutional Class I shares and the
Russell  2000  Growth  Index  (an  unmanaged  index of  common  stocks)  include
reinvestment   of  dividends.   Performance   for  the  Alger  SmallCap   Growth
Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF OCTOBER 31, 2004

                                           AVERAGE ANNUAL RETURNS

                                  1 YEAR    5 YEARS   10 YEARS   SINCE INCEPTION
                                  ----------------------------------------------
Class I (INCEPTION 11/8/93)        6.42%    (5.75)%     9.19%         9.13%
Russell 2000 Growth Index          5.54%    (0.71)%     5.68%         5.17%
--------------------------------------------------------------------------------
Class R (INCEPTION 1/27/03)        5.85%       *          *          25.17%
Russell 2000 Growth Index          5.54%       *          *          28.10%
--------------------------------------------------------------------------------

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

    SHARES     COMMON STOCKS--98.8%                                     VALUE
   --------                                                            -------
               AEROSPACE & DEFENSE--3.4%
      16,150   Alliant Techsystems Inc.* ......................     $    928,464
      84,700   BE Aerospace, Inc.* ............................          726,726
      28,300   SI International Inc.* .........................          733,819
                                                                    ------------
                                                                       2,389,009
                                                                    ------------
               AIRLINES--1.2%
      71,900   AirTran Holdings, Inc.* ........................          835,478
                                                                    ------------
               BIOTECHNOLOGY--4.8%
      65,700   Encysive Pharmaceuticals Inc.* .................          573,561
      40,750   Ligand Pharmaceuticals Incorporated Cl. B* .....          363,286
      37,800   QLT Inc.* ......................................          629,370
      22,400   Serologicals Corporation* ......................          529,760
      32,400   Theravance, Inc.* ..............................          549,828
      51,100   Vicuron Pharmaceuticals Inc.* ..................          716,422
                                                                    ------------
                                                                       3,362,227
                                                                    ------------
               BUSINESS SERVICES--.8%
       9,700   MicroStrategy Incorporated* ....................          581,806
                                                                    ------------
               CAPITAL MARKETS--3.4%
      15,000   Affiliated Managers Group, Inc.* ...............          837,600
      28,800   National Financial Partners Corporation ........          885,312
      15,650   Piper Jaffray Companies, Inc.* .................          684,375
                                                                    ------------
                                                                       2,407,287
                                                                    ------------
               CHEMICALS--1.3%
      25,700   Lubrizol Corporation ...........................          892,561
                                                                    ------------
               COMMERCIAL BANKS--3.4%
       4,900   Boston Private Financial Holdings, Inc. ........          120,246
      26,000   East West Bancorp, Inc. ........................        1,041,040
      23,500   Southwest Bancorporation of Texas, Inc. ........          550,840
      17,250   Westcorp .......................................          688,620
                                                                    ------------
                                                                       2,400,746
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--4.7%
      19,150   CoStar Group Inc.* .............................          773,086
      30,300   Education Management Corporation* ..............          812,646
       9,900   First Marblehead Corporation (The)* ............          530,640
      18,200   FTI Consulting, Inc.* ..........................          341,432
      45,300   Gevity HR, Inc. ................................          806,793
                                                                    ------------
                                                                       3,264,597
                                                                    ------------
               COMMUNICATION EQUIPMENT--1.9%
      36,500   Foundry Networks, Inc.* ........................          442,745
      39,600   NETGEAR, Inc.* .................................          539,748
      49,200   Powerwave Technologies, Inc.* ..................          367,524
                                                                    ------------
                                                                       1,350,017
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               COMPUTERS & PERIPHERALS--2.5%
      18,650   Avid Technology, Inc.* .........................     $    988,077
      53,000   Silicon Image, Inc.* ...........................          726,100
                                                                    ------------
                                                                       1,714,177
                                                                    ------------
               COMPUTER SERVICES--1.3%
      32,200   Open Solutions Inc.* ...........................          906,913
                                                                    ------------
               COMPUTER TECHNOLOGY--1.5%
      18,300   Cogent Inc.* ...................................          350,152
      17,700   NAVTEQ* ........................................          713,487
                                                                    ------------
                                                                       1,063,639
                                                                    ------------
               ELECTRIC AND ELECTRONIC EQUIPMENT--1.1%
      12,200   Roper Industries, Inc. .........................          752,252
                                                                    ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--.5%
      11,300   Trimble Navigation Limited* ....................          324,197
                                                                    ------------
               ENERGY--1.1%
      23,600   Arch Coal, Inc. ................................          767,472
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--2.0%
      26,900   Core Laboratories N.V.* ........................          667,120
      25,500   Varco International, Inc.* .....................          705,840
                                                                    ------------
                                                                       1,372,960
                                                                    ------------
               FINANCIAL SERVICES--.8%
      30,200   Calamos Asset Management, Inc.* ................          588,900
                                                                    ------------
               FOOD & STAPLES RETAILING--1.4%
      38,100   NeighborCare, Inc.* ............................          976,503
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
      29,800   Immucor, Inc.* .................................          919,330
      12,300   INAMED Corporation* ............................          653,745
      27,300   Intuitive Surgical, Inc.* ......................          796,614
       6,000   Mentor Corporation .............................          208,800
                                                                    ------------
                                                                       2,578,489
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--7.6%
      14,800   Accredo Health, Incorporated* ..................          340,844
      19,600   Centene Corporation* ...........................          929,628
      34,550   Psychiatric Solutions, Inc.* ...................          879,297
      22,700   Sierra Health Services, Inc.* ..................        1,083,244
      27,600   Sunrise Senior Living Inc.* ....................        1,051,836
      46,800   VCA Antech, Inc.* ..............................        1,049,256
                                                                    ------------
                                                                       5,334,105
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--3.7%
      27,542   Applebee's International, Inc. .................          629,885
      28,600   Aztar Corporation* .............................          885,170
      19,550   Red Robin Gourmet Burgers Inc.* ................          815,430
      10,300   Texas Roadhouse, Inc. Cl. A* ...................          237,106
                                                                    ------------
                                                                       2,567,591
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               INFORMATION TECHNOLOGY SERVICES--2.8%
      12,400   Alliance Data Systems Corporation* .............     $    524,272
      13,150   Global Payments Inc. ...........................          720,094
      30,850   Kanbay International Inc.* .....................          737,007
                                                                    ------------
                                                                       1,981,373
                                                                    ------------
               INSURANCE--.7%
      13,450   Arch Capital Group Ltd.* .......................          505,316
                                                                    ------------
               INTERNET & CATALOG RETAIL--2.3%
       2,000   Elong Inc.* ....................................           27,200
      41,500   J. Jill Group Inc.* ............................          729,570
      43,300   Priceline.com Incorporated* ....................          863,402
                                                                    ------------
                                                                       1,620,172
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--3.5%
     193,700   Chordiant Software Inc.* .......................          476,502
      59,300   IVillage Inc.* .................................          303,913
      43,500   Openwave Systems, Inc.* ........................          511,995
     109,300   SonicWALL, Inc.* ...............................          546,500
      66,100   ValueClick, Inc.* ..............................          614,069
                                                                    ------------
                                                                       2,452,979
                                                                    ------------
               LEISURE EQUIPMENT & PRODUCTS--1.1%
      34,350   LIFE TIME FITNESS, Inc.* .......................          800,355
                                                                    ------------
               MACHINERY--3.1%
      17,200   Actuant Corporation Cl. A* .....................          682,324
      18,600   Joy Global Inc. ................................          628,494
      23,050   Terex Corporation* .............................          875,900
                                                                    ------------
                                                                       2,186,718
                                                                    ------------
               MEDIA--2.2%
      11,340   Media General, Inc. Cl. A ......................          661,122
      90,000   Spanish Broadcasting System, Inc. Cl. A* .......          910,800
                                                                    ------------
                                                                       1,571,922
                                                                    ------------
               MEDICAL DEVICES--1.5%
      27,300   Advanced Medical Optics, Inc.* .................        1,067,430
                                                                    ------------
               MEDICAL PRODUCTS--.7%
      11,100   Par Pharmaceutical Cos Inc.* ...................          437,895
                                                                    ------------
               OIL & GAS--2.7%
      13,150   General Maritime Corporation* ..................          499,700
     105,600   Grey Wolf, Inc.* ...............................          547,008
      50,864   Todco Cl. A* ...................................          863,162
                                                                    ------------
                                                                       1,909,870
                                                                    ------------
               PHARMACEUTICALS--2.3%
       7,000   Eyetech Pharmaceuticals Inc.* ..................          297,080
      52,600   Impax Laboratories, Inc.* ......................          776,376
      11,500   Pharmion Corp.* ................................          528,425
                                                                    ------------
                                                                       1,601,881
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               ROAD & RAIL--.8%
       8,100   Landstar Systems, Inc.* ........................     $    550,314
                                                                    ------------
               SEMICONDUCTOR CAPITAL EQUIPMENT--.9%
      52,800   SiRF Technology Holdings, Inc.* ................          625,152
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--5.0%
      37,100   AMIS Holdings, Inc.* ...........................          563,920
      66,700   Axcelis Technologies, Inc.* ....................          573,620
      23,900   Brooks Automation, Inc.* .......................          355,632
      22,950   Integrated Circuit Systems, Inc.* ..............          517,523
      42,900   Semtech Corporation* ...........................          895,752
      20,200   Sigmatel Incorporated* .........................          595,900
                                                                    ------------
                                                                       3,502,347
                                                                    ------------
               SOFTWARE--6.8%
      18,600   Cerner Corporation* ............................          839,790
      28,687   Fair Isaac Corporation .........................          866,347
      25,700   Hyperion Solutions Corporation* ................        1,031,341
     130,100   Micromuse Inc.* ................................          558,129
      41,100   Quest Software, Inc.* ..........................          602,937
      27,150   Take-Two Interactive Software, Inc.* ...........          894,864
                                                                    ------------
                                                                       4,793,408
                                                                    ------------
               SPECIALTY RETAIL--3.9%
      37,650   AnnTaylor Stores Corporation* ..................          845,619
      20,900   Guitar Center, Inc.* ...........................          932,767
      26,400   PETCO Animal Supplies, Inc.* ...................          944,328
                                                                    ------------
                                                                       2,722,714
                                                                    ------------
               TEXTILES, APPAREL & LUXURY GOODS--1.5%
      37,950   Quiksilver, Inc.* ..............................        1,034,138
                                                                    ------------
               THRIFTS & MORTGAGE FINANCE--1.4%
      81,083   Bank Mutual Corporation ........................          995,699
                                                                    ------------
               TRADING COMPANIES & DISTRIBUTORS--1.4%
      29,100   MSC Industrial Direct Co., Cl. A ...............          993,473
                                                                    ------------
               TRANSPORTATION SERVICES--1.1%
      31,100   Sirva Inc.* ....................................          746,400
                                                                    ------------
               WIRELESS TELECOMMUNICATION SERVICES--1.0%
      13,900   SpectraSite, Inc.* .............................          713,070
                                                                    ------------
               Total Common Stocks
                 (Cost $64,667,303) ...........................       69,243,552
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--1.6%                            VALUE
   --------                                                           -------
               U.S. AGENCY OBLIGATIONS
  $1,100,000   Federal Home Loan Banks, 1.65%, 11/1/04
                 (Cost $1,100,000) ............................    $  1,100,000
                                                                   ------------
Total Investments
  (Cost $65,767,303)(a) ...............................   100.4%     70,343,552
Liabilities in Excess of Other Assets .................     (.4)       (271,617)
                                                          -----     -----------
Net Assets ............................................   100.0%    $70,071,935
                                                          =====     ===========

----------
*     Non-income producing security.
(a) At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $65,982,035, amounted to $4,361,517 which consisted of aggregate gross unrealized appreciation of $7,366,420 and aggregate gross unrealized depreciation of $3,004,903.

                       See Notes to Financial Statements.

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

FUND HIGHLIGHTS THROUGH OCTOBER 31, 2004 (UNAUDITED)

$10,000 HYPOTHETICAL INVESTMENT IN CLASS I SHARES--10 YEARS ENDED 10/31/04

  [The following graph was depicted as a line chart in the printed materials.]

                                  [LINE CHART]

                                    Alger              Russell

            11/1/1994               10000               10000
           10/31/1995               15410               12423
           10/31/1996               16371               14654
           10/31/1997               21049               18260
           10/31/1998               23470               18703
           10/31/1999               33419               25750
           10/31/2000               50558               35706
           10/31/2001               40171               20430
           10/31/2002               32401               16832
           10/31/2003               44507               23447
           10/31/2004               46314               25505

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger MidCap Growth Institutional Class I shares and the Russell Midcap Growth Index for the ten years ended October 31, 2004. Figures for the Alger MidCap Growth Institutional Class I shares and the Russell Midcap Growth Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger MidCap Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF OCTOBER 31, 2004

                                             AVERAGE ANNUAL RETURNS

                                    1 YEAR  5 YEARS   10 YEARS   SINCE INCEPTION
                                    --------------------------------------------
Class I (INCEPTION 11/8/93)          4.06%   6.74%     16.57%        16.60%
Russell Midcap Growth Index          8.77%  (0.19)%     9.82%         9.20%
--------------------------------------------------------------------------------
Class R (INCEPTION 1/27/03)          3.53%     *          *          25.25%
Russell Midcap Growth Index          8.77%     *          *          26.27%
--------------------------------------------------------------------------------

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

    SHARES     COMMON STOCKS--96.4%                                     VALUE
   --------                                                            -------
               AEROSPACE & DEFENSE--2.0%
     255,775   L-3 Communications Holdings, Inc. ..............     $ 16,863,246
                                                                    ------------
               AIRLINES--.6%
     241,750   JetBlue Airways Corporation* ...................        5,330,587
                                                                    ------------
               BIOTECHNOLOGY--4.9%
     196,300   Genzyme Corporation General Division* ..........       10,299,861
     258,250   ImClone Systems Incorporated* ..................       11,311,350
     260,500   OSI Pharmaceuticals, Inc. ......................       16,927,290
     208,000   QLT Inc.* ......................................        3,463,200
                                                                    ------------
                                                                      42,001,701
                                                                    ------------
               BUILDING & CONSTRUCTION--1.0%
     183,400   Toll Brothers, Inc.* ...........................        8,500,590
                                                                    ------------
               CAPITAL MARKETS--3.5%
     305,193   Affiliated Managers Group, Inc.* ...............       17,041,977
     201,450   Legg Mason, Inc. ...............................       12,834,379
                                                                    ------------
                                                                      29,876,356
                                                                    ------------
               CHEMICALS--1.4%
     547,800   Millennium Chemicals Inc.* .....................       11,766,744
                                                                    ------------
               COMMERCIAL BANKS--3.8%
     332,400   East West Bancorp, Inc. ........................       13,309,296
     193,400   North Fork Bancorporation, Inc. ................        8,528,940
     161,250   Zions Bancorporation ...........................       10,669,912
                                                                    ------------
                                                                      32,508,148
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--2.4%
     154,300   First Marblehead Corporation (The)* ............        8,270,480
   1,847,600   Service Corporation International* .............       12,212,636
                                                                    ------------
                                                                      20,483,116
                                                                    ------------
               COMMUNICATION EQUIPMENT--2.1%
     776,600   Avaya Inc.* ....................................       11,183,040
     998,800   Brocade Communications Systems, Inc.* ..........        6,781,852
                                                                    ------------
                                                                      17,964,892
                                                                    ------------
               COMMUNICATION TECHNOLOGY--.9%
     474,500   Nextel Partners, Inc. Cl. A* ...................        7,990,580
                                                                    ------------
               COMPUTERS & PERIPHERALS--5.0%
     480,200   Apple Computer, Inc.* ..........................       25,224,906
     601,350   PalmOne, Inc.* .................................       17,421,109
                                                                    ------------
                                                                      42,646,015
                                                                    ------------
               COMPUTER SERVICES--1.5%
     950,000   Akamai Technologies Inc.* ......................       13,157,500
                                                                    ------------
               COMPUTER TECHNOLOGY--.6%
     119,350   NAVTEQ* ........................................        4,810,998
                                                                    ------------
               ELECTRICAL EQUIPMENT--2.1%
     424,200   Rockwell Automation, Inc. ......................       17,684,898
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
     912,900   Symbol Technologies, Inc. ......................     $ 13,410,501
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--2.9%
     160,775   Cooper Cameron Corporation* ....................        7,773,471
     488,300   National-Oilwell, Inc.* ........................       16,460,593
                                                                    ------------
                                                                      24,234,064
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.6%
     156,850   C.R. Bard, Inc. ................................        8,909,080
     186,700   Cytyc Corporation* .............................        4,871,003
     337,750   Kinetic Concepts, Inc.* ........................       16,830,082
                                                                    ------------
                                                                      30,610,165
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--4.8%
      88,200   American Healthways, Inc.* .....................        2,661,876
     226,400   AMERIGROUP Corporation* ........................       13,584,000
     365,350   Covance Inc.* ..................................       14,511,702
     267,700   Magellan Health Services, Inc.* ................       10,011,980
                                                                    ------------
                                                                      40,769,558
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--4.3%
     281,200   Applebee's International, Inc. .................        6,431,044
     167,600   Aztar Corporation* .............................        5,187,220
     179,000   Cheesecake Factory Incorporated (The)* .........        7,770,390
      13,000   International Speedway Corporation Cl. A .......          611,520
     167,500   Kerzner International Limited* .................        8,495,600
     174,600   Royal Caribbean Cruises Ltd. ...................        8,136,360
                                                                    ------------
                                                                      36,632,134
                                                                    ------------
               HOUSEHOLD DURABLES--2.1%
     351,100   Garmin Ltd. ....................................       17,555,000
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--.7%
     108,300   Global Payments Inc. ...........................        5,930,508
                                                                    ------------
               INSURANCE--.3%
      79,500   UICI ...........................................        2,351,610
                                                                    ------------
               INTERNET & CATALOG RETAIL--1.4%
   1,241,700   Netflix Inc.* ..................................       11,758,899
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--1.6%
     102,750   Netease.com Inc. ADR* # ........................        4,778,903
     121,400   SINA Corp.* ....................................        4,066,900
     186,100   VeriSign, Inc.* ................................        4,993,063
                                                                    ------------
                                                                      13,838,866
                                                                    ------------
               LEISURE & ENTERTAINMENT--2.4%
     663,100   Shanda Interactive Entertainment Ltd.* .........       20,150,946
                                                                    ------------
               MACHINERY--2.0%
     155,300   Joy Global Inc. ................................        5,247,587
     312,100   Pentair, Inc. ..................................       11,666,298
                                                                    ------------
                                                                      16,913,885
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               MACHINERY - OIL WELL EQUIPMENT
                 & SERVICES--1.9%
     836,950   Patterson-UTI Energy, Inc. .....................     $ 16,094,549
                                                                    ------------
               MEDIA--2.2%
      21,500   DreamWorks Animation SKG, Inc.* ................          839,575
      53,500   Univision Communications Inc. Cl. A* ...........        1,656,360
     514,150   XM Satellite Radio Holdings Inc. Cl. A* ........       16,617,328
                                                                    ------------
                                                                      19,113,263
                                                                    ------------
               METALS & MINING--1.4%
     188,800   Peabody Energy Corporation .....................       12,041,664
                                                                    ------------
               MULTILINE RETAIL--1.0%
     295,000   Dollar Tree Stores, Inc.* ......................        8,525,500
                                                                    ------------
               OIL & GAS--2.9%
     207,200   EOG Resources, Inc. ............................       13,791,232
      78,250   Frontline Limited ..............................        3,918,760
       5,600   KFX Inc.* ......................................           52,304
     146,450   Teekay Shipping Corporation ....................        6,765,990
                                                                    ------------
                                                                      24,528,286
                                                                    ------------
               PHARMACEUTICALS--6.6%
     633,100   Elan Corporation PLC Sponsored ADR* # ..........       16,333,980
     206,250   Eyetech Pharmaceuticals Inc.* ..................        8,753,250
     915,550   IVAX Corporation* ..............................       16,571,455
     321,250   Sepracor Inc.* .................................       14,755,013
                                                                    ------------
                                                                      56,413,698
                                                                    ------------
               RETAIL--1.4%
     288,200   Estee Lauder Companies Inc. Cl. A ..............       12,378,190
                                                                    ------------
               ROAD & RAIL--1.0%
     176,600   Yellow Roadway Corporation* ....................        8,475,034
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--6.7%
     290,250   Altera Corporation* ............................        6,597,383
     371,700   ATI Technologies Inc.* .........................        6,709,185
     428,400   Freescale Semiconductor Inc. Cl. A* ............        6,657,336
     142,600   KLA-Tencor Corporation* ........................        6,492,578
     156,000   Marvell Technology Group Ltd.* .................        4,456,920
     248,900   Rambus Inc.* ...................................        4,276,102
   1,389,450   Semiconductor Manufacturing International
                 Corporation ADR* # ...........................       14,992,166
     751,000   Skyworks Solutions, Inc.* ......................        6,676,390
                                                                    ------------
                                                                      56,858,060
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                               VALUE
   --------                                                           -------
               SOFTWARE--6.5%
     547,400   Citrix Systems, Inc.* ..........................    $ 13,208,762
     172,250   Cognos, Inc.* ..................................       6,805,598
      70,000   Fair Isaac Corporation .........................       2,114,000
     182,950   Intuit Inc.* ...................................       8,298,612
     581,780   PalmSource, Inc.* ..............................      13,043,508
     359,700   Take-Two Interactive Software, Inc.* ...........      11,855,712
                                                                   ------------
                                                                     55,326,192
                                                                   ------------
               SPECIALTY RETAIL--1.8%
     217,500   Chico's FAS, Inc.* .............................       8,706,525
     186,550   Tractor Supply Company* ........................       6,768,034
                                                                   ------------
                                                                     15,474,559
                                                                   ------------
               TEXTILES, APPAREL & LUXURY GOODS--2.3%
     169,150   Coach, Inc.* ...................................       7,887,464
     159,350   Polo Ralph Lauren Corporation Cl. A ............       5,884,796
     214,900   Quiksilver, Inc.* ..............................       5,856,025
                                                                   ------------
                                                                     19,628,285
                                                                   ------------
               WIRELESS TELECOMMUNICATION SERVICES--1.2%
     192,750   SpectraSite, Inc.* .............................       9,888,075
                                                                   ------------
               Total Common Stocks
                 (Cost $767,785,221) ..........................     820,486,862
                                                                   ------------

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--4.4%
  ----------
               U.S. AGENCY OBLIGATIONS
 $37,300,000   Federal Home Loan Banks, 1.65%, 11/1/04
                 (Cost $37,300,000) ...........................      37,300,000
                                                                   ------------

Total Investments
  (Cost $805,085,221)(a) ............................    100.8%     857,786,862
Liabilities in Excess of Other Assets ...............      (.8)      (6,513,938)
                                                        ------     ------------
Net Assets ..........................................    100.0%    $851,272,924
                                                        ======     ============

----------
*     Non-income producing security.
#     American Depository Receipts.
(a) At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $810,444,584, amounted to $47,342,278 which consisted of aggregate gross unrealized appreciation of $75,848,680 and aggregate gross unrealized depreciation of $28,506,402.

                       See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

FUND HIGHLIGHTS THROUGH OCTOBER 31, 2004 (UNAUDITED)

$10,000 HYPOTHETICAL INVESTMENT IN CLASS I SHARES--10 YEARS ENDED 10/31/04

  [The following graph was depicted as a line chart in the printed materials.]

                                  [LINE CHART]

                                    Alger              Russell
            11/1/1994               10000               10000
           10/31/1995               15540               12835
           10/31/1996               16384               15548
           10/31/1997               20655               20157
           10/31/1998               26461               24267
           10/31/1999               48779               32494
           10/31/2000               55189               35679
           10/31/2001               35646               21642
           10/31/2002               27422               17368
           10/31/2003               33811               21422
           10/31/2004               33781               22178

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Capital Appreciation Institutional Class I shares and the Russell 3000 Growth Index for the ten years ended October 31, 2004. Figures for the Alger Capital Appreciation Institutional Class I shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger Capital Appreciation Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF OCTOBER 31, 2004

                                              AVERAGE ANNUAL RETURNS

                                    1 YEAR   5 YEARS   10 YEARS  SINCE INCEPTION
                                    --------------------------------------------
Class I shares (INCEPTION 11/8/93)  (0.09)%   (7.08)%    12.94%      11.80%
Russell 3000 Growth Index            3.53%    (7.35)%     8.29%       8.01%
--------------------------------------------------------------------------------
Class R shares (INCEPTION 1/27/03)  (0.54)%      *          *        16.53%
Russell 3000 Growth Index            3.53%       *          *        17.32%
--------------------------------------------------------------------------------

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

    SHARES     COMMON STOCKS--97.2%                                     VALUE
   --------                                                            -------
               AEROSPACE & DEFENSE--3.4%
      40,000   Lockheed Martin Corporation ....................     $  2,203,600
      22,600   United Technologies Corporation ................        2,097,732
                                                                    ------------
                                                                       4,301,332
                                                                    ------------
               COMMERCIAL BANKS--.5%
      11,500   Wells Fargo & Company ..........................          686,780
                                                                    ------------
               BIOTECHNOLOGY--7.8%
      47,800   Biogen Idec Inc.* ..............................        2,780,048
      28,800   Genentech, Inc.* ...............................        1,311,264
      26,300   Genzyme Corporation General Division* ..........        1,379,961
      86,000   Gilead Sciences, Inc.* .........................        2,978,180
       6,200   ImClone Systems Incorporated* ..................          271,560
      15,800   OSI Pharmaceuticals, Inc.* .....................        1,026,684
                                                                    ------------
                                                                       9,747,697
                                                                    ------------
               BUSINESS SERVICES--.7%
      16,000   MicroStrategy Incorporated* ....................          959,680
                                                                    ------------
               CAPITAL MARKETS--.8%
       9,800   Bank of New York Company, Inc. (The) ...........          318,108
      12,000   Merrill Lynch & Co., Inc. ......................          647,280
                                                                    ------------
                                                                         965,388
                                                                    ------------
               CHEMICALS--1.5%
      55,200   Lubrizol Corporation ...........................        1,917,096
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--1.6%
      36,800   First Marblehead Corporation (The)* ............        1,972,480
                                                                    ------------
               COMMUNICATION EQUIPMENT--6.0%
      50,100   Motorola, Inc. .................................          864,726
     143,700   Nokia Oyj ADR# .................................        2,215,854
      43,150   QUALCOMM Inc. ..................................        1,804,102
      29,850   Research In Motion Limited* ....................        2,632,770
                                                                    ------------
                                                                       7,517,452
                                                                    ------------
               COMPUTERS & PERIPHERALS--4.4%
      45,900   Apple Computer, Inc.* ..........................        2,411,127
     109,400   PalmOne, Inc.* .................................        3,169,318
                                                                    ------------
                                                                       5,580,445
                                                                    ------------
               COMPUTER SOFTWARE--1.0%
      57,800   Check Point Software Technologies Ltd.* ........        1,307,494
                                                                    ------------
               COMPUTER TECHNOLOGY--1.5%
      46,700   NAVTEQ* ........................................        1,882,477
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--.8%
      12,500   Lehman Brothers Holdings Inc. ..................        1,026,875
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--2.4%
      89,900   National-Oilwell, Inc.* ........................        3,030,529
                                                                    ------------
               FOOD & STAPLES RETAILING--1.7%
      50,200   CVS Corporation ................................        2,181,692
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               FREIGHT & LOGISTICS--1.2%
      15,800   FedEx Corp. ....................................     $  1,439,696
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.9%
      32,000   Kinetic Concepts, Inc.* ........................        1,594,560
      34,700   Fisher Scientific International Inc.* ..........        1,990,392
      19,350   Guidant Corporation ............................        1,289,097
                                                                    ------------
                                                                       4,874,049
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--3.4%
      30,700   AMERIGROUP Corporation* ........................        1,842,000
      45,500   Caremark Rx, Inc.* .............................        1,363,635
      11,600   Quest Diagnostics Incorporated .................        1,015,464
                                                                    ------------
                                                                       4,221,099
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--.7%
      19,300   Royal Caribbean Cruises Ltd. ...................          899,380
                                                                    ------------
               HOUSEHOLD DURABLES--.4%
       9,700   Garmin Ltd. ....................................          485,000
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--3.0%
      48,200   General Electric Company .......................        1,644,584
      66,400   Tyco International Ltd. ........................        2,068,360
                                                                    ------------
                                                                       3,712,944
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--1.3%
      25,900   Accenture Ltd. Cl. A* ..........................          627,039
      28,600   Cognizant Technology Solutions Corporation Cl. A*         972,400
                                                                    ------------
                                                                       1,599,439
                                                                    ------------
               INTERNET & CATALOG RETAIL--4.0%
      41,000   eBay Inc.* .....................................        4,002,010
      46,000   IAC/InterActiveCorp.* ..........................          994,520
                                                                    ------------
                                                                       4,996,530
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--3.9%
      13,600   Netease.com Inc. ADR #* ........................          632,536
     119,400   Yahoo! Inc.* ...................................        4,321,086
                                                                    ------------
                                                                       4,953,622
                                                                    ------------
               LEISURE & ENTERTAINMENT--.8%
      33,700   Shanda Interactive Entertainment Ltd.* .........        1,024,109
                                                                    ------------
               MACHINERY - OIL WELL EQUIPMENT
                 & SERVICES--1.0%
      66,100   Patterson-UTI Energy, Inc. .....................        1,271,103
                                                                    ------------
               MEDIA--5.1%
       2,900   DreamWorks Animation SKG, Inc.* ................          113,245
     295,700   Sirius Satellite Radio Inc.* ...................        1,153,230
     203,500   Time Warner Inc.* ..............................        3,386,240
      49,500   Viacom Inc. Cl. B ..............................        1,806,255
                                                                    ------------
                                                                       6,458,970
                                                                    ------------
               MEDICAL DEVICES--1.0%
      32,900   Advanced Medical Optics, Inc.* .................        1,286,390
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUUED)                               VALUE
   --------                                                            -------
               METALS & MINING--1.6%
      31,900   Peabody Energy Corporation .....................     $  2,034,582
                                                                    ------------
               MULTILINE RETAIL--.8%
      19,400   Kohl's Corporation* ............................          984,744
                                                                    ------------
               OFFICE EQUIPMENT--1.1%
      26,200   Zebra Technologies Corporation* ................        1,388,338
                                                                    ------------
               OIL & GAS--4.0%
      25,700   BP PLC Sponsored ADR # .........................        1,497,025
      21,400   EOG Resources, Inc. ............................        1,424,384
      42,800   Talisman Energy Inc. ...........................        1,150,036
      19,600   Teekay Shipping Corporation ....................          905,520
                                                                    ------------
                                                                       4,976,965
                                                                    ------------
               PHARMACEUTICALS--7.2%
      22,100   Allergan, Inc. .................................        1,581,476
     101,775   IVAX Corporation* ..............................        1,842,127
       6,700   Novartis AG ADR # ..............................          321,667
      43,830   Pfizer Inc. ....................................        1,268,879
      73,100   Schering-Plough Corporation ....................        1,323,841
      14,100   Sepracor Inc.* .................................          647,613
      38,100   Teva Pharmaceutical Industries Ltd. ADR # ......          990,600
      25,200   Wyeth ..........................................          999,180
                                                                    ------------
                                                                       8,975,383
                                                                    ------------
               ROAD & RAIL--1.3%
      40,000   Burlington Northern Santa Fe Corporation .......        1,672,400
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--3.4%
      59,300   Broadcom Corporation Cl. A* ....................        1,604,065
      33,700   Intel Corporation ..............................          750,162
      12,100   Novellus Systems, Inc.* ........................          313,511
     174,000   Skyworks Solutions, Inc.* ......................        1,546,860
                                                                    ------------
                                                                       4,214,598
                                                                    ------------
               SOFTWARE--8.2%
      29,200   Cognos, Inc.* ..................................        1,153,692
      73,800   Fair Isaac Corporation .........................        2,228,760
      33,600   Mercury Interactive Corporation* ...............        1,459,248
     180,200   Microsoft Corporation ..........................        5,043,798
      28,200   Red Hat, Inc.* .................................          362,088
                                                                    ------------
                                                                      10,247,586
                                                                    ------------
               SPECIALTY RETAIL--3.3%
      40,300   Bed Bath & Beyond Inc.* ........................        1,643,837
      22,850   Lowe's Companies, Inc. .........................        1,285,998
      34,000   Tractor Supply Company* ........................        1,233,520
                                                                    ------------
                                                                       4,163,355
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               TEXTILES, APPAREL & LUXURY GOODS--1.6%
      28,000   Coach, Inc.* ....................................    $  1,305,640
      17,700   Polo Ralph Lauren Corporation Cl. A .............         653,661
                                                                    ------------
                                                                       1,959,301
                                                                    ------------
               WIRELESS TELECOMMUNICATION SERVICES--.9%
      23,000   SpectraSite, Inc.* ..............................       1,179,900
                                                                    ------------
               Total Common Stocks
                 (Cost $110,494,815) ...........................     122,096,900
                                                                    ------------

   PRINCIPAL
    AMOUNT      SHORT-TERM INVESTMENTS--2.7%
  ----------
               U.S. AGENCY OBLIGATIONS
  $3,350,000   Federal Home Loan Banks, 1.65% 11/1/04
                 (Cost $3,350,000) .............................       3,350,000
                                                                    ------------
Total Investments
  (Cost $113,844,815) (a) .............................     99.9%    125,446,900
Other Assets in Excess of Liabilities .................      0.1         148,035
                                                          ------    ------------
Net Assets ............................................    100.0%   $125,594,935
                                                          ======    ============

----------
*     Non-income producing security.
(#)   American Depository Receipts.
(a) At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $113,981,024, amounted to $11,465,876 which consisted of aggregate gross unrealized appreciation of $13,756,165 and aggregate gross unrealized depreciation of $2,290,289.

                       See Notes to Financial Statements.

ALGER BALANCED INSTITUTIONAL FUND

FUND HIGHLIGHTS THROUGH OCTOBER 31, 2004 (UNAUDITED)

$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION DECEMBER 4, 2000

  [The following graph was depicted as a line chart in the printed materials.]

                                  [LINE CHART]

                                Alger               Lehman             Russell
        12/4/2000               10000               10000               10000
       10/31/2001                8200               11317                7067
       10/31/2002                6670               11937                5680
       10/31/2003                7410               12674                6919
       10/31/2004                7504               13382                7216

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Balanced Institutional Class I shares, the Russell 1000 Growth Index and the Lehman Gov't/Credit Bond Index on December 4, 2000, the inception date of the Alger Balanced Institutional Class I shares, through October 31, 2004. Figures for the Alger Balanced Institutional Class I shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the Lehman Gov't/Credit Bond Index (an unmanaged index of government and corporate bonds) include reinvestment of dividends and/or interest. Performance for the Alger Balanced Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF OCTOBER 31, 2004

                                                       AVERAGE ANNUAL RETURNS

                                                    1 YEAR       SINCE INCEPTION
                                                    ----------------------------
Class I shares (INCEPTION 12/4/00)                   1.27%           (7.08)%
Russell 1000 Growth Index                            3.39%           (8.30)%
Lehman Gov't/Credit Bond Index                       5.59%            7.74%
--------------------------------------------------------------------------------
Class R shares (INCEPTION 1/27/03)                   0.68%            8.54%
Russell 1000 Growth Index                            3.39%           16.57%
Lehman Gov't/Credit Bond Index                       5.59%            5.34%
--------------------------------------------------------------------------------

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

    SHARES     COMMON STOCKS--63.1%                                     VALUE
   --------                                                            -------
               BIOTECHNOLOGY--4.9%
         250   Biogen Idec Inc.* ................................   $     14,540
         150   Genentech, Inc.* .................................          6,830
         150   Genzyme Corporation General Division* ............          7,871
         500   Gilead Sciences, Inc.* ...........................         17,315
         250   ImClone Systems Incorporated* ....................         10,950
         325   OSI Pharmaceuticals, Inc.* .......................         21,118
                                                                    ------------
                                                                          78,624
                                                                    ------------
               CAPITAL MARKETS--1.6%
         150   Affiliated Managers Group, Inc.* .................          8,376
         200   Bank of New York Company, Inc. (The) .............          6,492
         200   T. Rowe Price Group Inc. .........................         11,154
                                                                    ------------
                                                                          26,022
                                                                    ------------
               CHEMICALS--1.4%
         500   Dow Chemical Company (The) .......................         22,470
                                                                    ------------
               COMMERCIAL BANKS--1.5%
         175   Wells Fargo & Company ............................         10,451
         200   Zions Bancorporation .............................         13,234
                                                                    ------------
                                                                          23,685
                                                                    ------------
               COMMUNICATION EQUIPMENT--4.3%
       1,000   Avaya Inc.* ......................................         14,400
         530   Cisco Systems, Inc.* .............................         10,181
         300   Ericsson(LM)Telephone Co., Cl. B ADR*# ...........          8,673
       1,250   Motorola, Inc. ...................................         21,575
         150   Research In Motion Limited* ......................         13,230
                                                                    ------------
                                                                          68,059
                                                                    ------------
               COMPUTERS & PERIPHERALS--1.9%
         150   Apple Computer, Inc.* ............................          7,879
       1,100   EMC Corporation* .................................         14,157
         300   PalmOne, Inc.* ...................................          8,691
                                                                    ------------
                                                                          30,727
                                                                    ------------
               CONSUMER FINANCE--1.0%
         300   American Express Company .........................         15,921
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--.5%
         100   Lehman Brothers Holdings Inc. ....................          8,215
                                                                    ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--.9%
         950   Symbol Technologies, Inc. ........................         13,956
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--2.4%
         500   National-Oilwell, Inc.* ..........................         16,855
         350   Schlumberger Limited .............................         22,029
                                                                    ------------
                                                                          38,884
                                                                    ------------
               FOOD & STAPLES RETAILING--3.0%
         450   CVS Corporation ..................................         19,557
         300   Wal-Mart Stores, Inc. ............................         16,176
         150   Whole Foods Market, Inc. .........................         12,214
                                                                    ------------
                                                                          47,947
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               FREIGHT & LOGISTICS--.6%
         100   FedEx Corp. ......................................   $      9,112
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
         320   Boston Scientific Corporation* ...................         11,296
         200   Guidant Corporation ..............................         13,324
         200   Medtronic, Inc. ..................................         10,222
                                                                    ------------
                                                                          34,842
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--1.6%
         250   Caremark Rx, Inc.* ...............................          7,493
         250   UnitedHealth Group Incorporated ..................         18,100
                                                                    ------------
                                                                          25,593
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--1.1%
         300   Carnival Corporation .............................         15,168
          50   MGM MIRAGE* ......................................          2,690
                                                                    ------------
                                                                          17,858
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--2.6%
         500   General Electric Company .........................         17,060
         800   Tyco International Ltd. ..........................         24,920
                                                                    ------------
                                                                          41,980
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--.9%
         350   Automatic Data Processing, Inc. ..................         15,187
                                                                    ------------
               INTERNET & CATALOG RETAIL--3.8%
         600   IAC/InterActiveCorp.* ............................         12,972
         380   eBay Inc.* .......................................         37,092
       1,200   Netflix Inc.* ....................................         11,364
                                                                    ------------
                                                                          61,428
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--4.3%
          95   Google Inc. Cl. A* ...............................         18,117
         550   VeriSign, Inc.* ..................................         14,756
       1,000   Yahoo! Inc.* .....................................         36,190
                                                                    ------------
                                                                          69,063
                                                                    ------------
               MACHINERY - OIL WELL EQUIPMENT
                 & SERVICES--.6%
         500   Patterson-UTI Energy, Inc. .......................          9,615
                                                                    ------------
               MEDIA--4.3%
          25   DreamWorks Animation SKG, Inc.* ..................            976
       1,450   Time Warner Inc.* ................................         24,128
         600   Viacom Inc. Cl. B ................................         21,894
         650   XM Satellite Radio Holdings Inc. Cl. A* ..........         21,008
                                                                    ------------
                                                                          68,006
                                                                    ------------
               METALS & MINING--1.4%
         350   Peabody Energy Corporation .......................         22,323
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               OIL & GAS--2.1%
         200   BP PLC Sponsored ADR# ..........................     $     11,650
         100   Devon Energy Corporation .......................            7,397
         150   EOG Resources, Inc. ............................            9,984
         200   Sasol ADR# .....................................            4,026
                                                                    ------------
                                                                          33,057
                                                                    ------------
               PHARMACEUTICALS--2.4%
       1,200   IVAX Corporation* ..............................           21,720
         350   Sepracor Inc.* .................................           16,075
                                                                    ------------
                                                                          37,795
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--3.7%
         250   Altera Corporation* ............................            5,683
         500   Analog Devices, Inc. ...........................           20,130
         550   Applied Materials, Inc.* .......................            8,855
         650   Freescale Semiconductor Inc. Cl. A* ............           10,101
         650   Intel Corporation ..............................           14,469
                                                                    ------------
                                                                          59,238
                                                                    ------------
               SOFTWARE--4.6%
          50   Electronic Arts Inc.* ..........................            2,246
       1,800   Microsoft Corporation ..........................           50,382
         300   Take-Two Interactive Software, Inc.* ...........            9,888
         500   VERITAS Software Corporation* ..................           10,940
                                                                    ------------
                                                                          73,456
                                                                    ------------
               SPECIALTY RETAIL--2.1%
         400   Bed Bath & Beyond Inc.* ........................           16,316
         300   Lowe's Companies, Inc. .........................           16,884
                                                                    ------------
                                                                          33,200
                                                                    ------------
               TEXTILES, APPAREL & LUXURY GOODS--.5%
         100   Coach, Inc.* ...................................            4,663
         100   Polo Ralph Lauren Corporation Cl. A ............            3,693
                                                                    ------------
                                                                           8,356
                                                                    ------------
               WIRELESS TELECOMMUNICATION SERVICES--.9%
         700   Sprint Corporation .............................           14,665
                                                                    ------------
               Total Common Stocks
                 (Cost $943,022) ..............................        1,009,284
                                                                    ------------

   PRINCIPAL
    AMOUNT     CORPORATE BONDS--8.5%
  ----------
               AEROSPACE & DEFENSE--.3%
     $ 5,000   United Technologies, 4.875%, 11/1/06 ...........            5,200
                                                                    ------------
               AUTOMOTIVE--1.1%
       4,000   General Motors Acceptance Corp., 4.50%, 7/15/06             4,061
      13,000   General Motors Acceptance Corp., 7.75%, 1/19/10            14,204
                                                                    ------------
                                                                          18,265
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

   PRINCIPAL
    AMOUNT     CORPORATE BONDS (CONTINUED)                              VALUE
   --------                                                            -------
               CAPITAL MARKETS--.2%
     $ 3,000   J.P. Morgan Chase & Co., 3.625%, 5/1/08 ........     $      3,017
                                                                    ------------
               COMMERCIAL BANKS--.6%
       4,000   Associates Corp. North America, 6.95%, 11/1/18 .            4,718
       5,000   Bank of America Corp., 5.375%, 6/15/14 .........            5,262
                                                                    ------------
                                                                           9,980
                                                                    ------------
               COMMUNICATION SERVICES--1.0%
      15,000   AT&T Wireless Services Inc., 7.50%, 5/1/07 .....           16,544
                                                                    ------------
               COMPUTERS & PERIPHERALS--.3%
       4,000   International Business Machines Corp.,
                 8.375%, 11/1/19 ..............................            5,331
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--.5%
       7,000   Household Finance Corp., 4.75%, 7/15/13 ........            7,002
                                                                    ------------
               DIVERSIFIED TELECOMMUNICATION SERVICES--.4%
       6,000   Verizon New York Inc. Series A, 6.875%, 4/1/12 .            6,787
                                                                    ------------
               FOOD CHAINS--.2%
       3,000   Fred Meyer,Inc. Sr. Notes, 7.45%, 3/1/08 .......            3,358
                                                                    ------------
               FOOD PRODUCTS--.6%
       5,000   Kellogg Co. Senior Note, 2.875%, 6/1/08 ........            4,905
       3,000   Kraft Foods Inc., 6.25%, 6/1/12 ................            3,307
                                                                    ------------
                                                                           8,212
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--1.2%
       8,000   General Electric Company, 5.00%, 2/1/13 ........            8,307
      10,000   Tyco International Group SA, 6.00%, 11/15/13 ...           10,944
                                                                    ------------
                                                                          19,251
                                                                    ------------
               MEDIA--.8%
       3,000   Comcast Corporation, 6.50%, 1/15/15 ............            3,287
       5,000   Cox Enterprises, Inc., 4.375%, 5/1/08 (a) ......            4,963
       5,000   Liberty Media Corporation Floating Rate Note,
                 3.02%, 9/17/06 ...............................            5,058
                                                                    ------------
                                                                          13,308
                                                                    ------------
               PAPER & FOREST PRODUCTS--1.0%
      15,000   Domtar Inc., 8.75%, 8/1/06 .....................           16,325
                                                                    ------------
               UTILITIES--.3%
       4,000   Southern California Edison Co., 5.00%, 1/15/14 .            4,105
                                                                    ------------
               Total Corporate Bonds
                 (Cost $135,665) ..............................          136,685
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

   PRINCIPAL
    AMOUNT                                                              VALUE
   --------                                                            -------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS--20.3%
               Federal National Mortgage Association,
    $ 18,000     1.875%, 9/15/05 ..............................     $     17,928
      10,000     2.30%, 1/20/06 ...............................            9,978
      25,000     3.125%, 7/15/06 ..............................           25,194
       7,000     3.25%, 8/15/08 ...............................            6,988
       5,000     4.25%, 5/15/09 ...............................            5,152
      15,000     4.125%, 4/15/14 ..............................           14,661
       5,000     6.625%, 11/15/30 .............................            5,958
               Federal Home Loan Mortgage Corporation,
       5,000     4.25%, 7/15/09 ...............................            5,150
       5,000     6.25%, 7/15/32 ...............................            5,751
               U.S. Treasury Notes,
      17,000     3.50%, 11/15/06 ..............................           17,318
      73,000     3.25%, 8/15/07 ...............................           73,967
       5,000     3.125%, 9/15/08 ..............................            5,016
      27,000     4.375%, 8/15/12 ..............................           28,015
      10,000     4.75%, 5/15/14 ...............................           10,577
               U.S. Treasury Bonds,
      13,000     7.25%, 5/15/16 ...............................           16,495
       5,000     7.50%, 11/15/16 ..............................            6,477
       6,000     6.25%, 8/15/23 ...............................            7,089
      41,000     6.875%, 8/15/25 ..............................           52,080
      10,000     5.375%, 2/15/31 ..............................           10,864
                                                                    ------------
               Total U.S. Government & Agency Obligations
                 (Cost $320,512) ..............................          324,658
                                                                    ------------
Total Investments
  (Cost $1,399,199)(b) ...............................     91.9%       1,470,627
Other Assets in Excess of Liabilities ................      8.1          130,065
                                                          -----     ------------
Net Assets ...........................................    100.0%    $  1,600,692
                                                          =====     ============

----------
*     Non-income producing security.
(#)   American Depository Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,414,809, amounted to $55,818 which consisted of aggregate gross unrealized appreciation of $98,570 and aggregate gross unrealized depreciation of $42,752.

                       See Notes to Financial Statements.

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND

FUND HIGHLIGHTS THROUGH OCTOBER 31, 2004 (UNAUDITED)

$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION DECEMBER 4, 2000

  [The following graph was depicted as a line chart in the printed materials.]

                                  [LINE CHART]

                                    Alger              Russell
            12/4/2000               10000               10000
           10/31/2001                6370                7305
           10/31/2002                4430                5863
           10/31/2003                5380                7232
           10/31/2004                5396                7504

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Socially Responsible Growth Institutional Class I shares and the Russell 3000 Growth Index on December 4, 2000, the inception date of the Alger Socially Responsible Growth Institutional Class I shares, through October 31, 2004. Figures for the Alger Socially Responsible Growth Institutional Class I shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) include reinvestment of dividends. Performance for the Alger Socially Responsible Growth Institutional Class R shares may vary from the results shown above due to differences in expenses the class bears.

PERFORMANCE COMPARISON AS OF OCTOBER 31, 2004

                                                       AVERAGE ANNUAL RETURNS

                                                      1 YEAR     SINCE INCEPTION
                                                      --------------------------
Class I (INCEPTION 12/4/00)                            0.30%          (14.59)%
Russell 3000 Growth Index                              3.53%           (7.13)%
--------------------------------------------------------------------------------
Class R (INCEPTION 1/27/03)                           (0.07)%          16.00%
Russell 3000 Growth Index                              3.53%           17.32%
--------------------------------------------------------------------------------

THE FUND'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

    SHARES     COMMON STOCKS--86.7%                                     VALUE
   --------                                                            -------
               BIOTECHNOLOGY--7.5%
         550   Biogen Idec Inc.* ..............................     $     31,988
         300   Genentech, Inc.* ...............................           13,659
         300   Genzyme Corporation General Division* ..........           15,741
         900   Gilead Sciences, Inc.* .........................           31,167
          50   ImClone Systems Incorporated* ..................            2,190
         150   OSI Pharmaceuticals, Inc.* .....................            9,747
                                                                    ------------
                                                                         104,492
                                                                    ------------
               BUSINESS SERVICES--.9%
         200   MicroStrategy Incorporated* ....................           11,996
                                                                    ------------
               CAPITAL MARKETS--.8%
         100   Bank of New York Company, Inc. (The) ...........            3,246
         150   Merrill Lynch & Co., Inc. ......................            8,091
                                                                    ------------
                                                                          11,337
                                                                    ------------
               CHEMICALS--1.5%
         600   Lubrizol Corporation ...........................           20,838
                                                                    ------------
               COMMERCIAL BANKS--.4%
         100   Wells Fargo & Company ..........................            5,972
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--1.5%
         400   First Marblehead Corporation (The)* ............           21,440
                                                                    ------------
               COMMUNICATION EQUIPMENT--6.1%
         550   Motorola, Inc. .................................            9,493
       1,600   Nokia Oyj ADR# .................................           24,672
         450   QUALCOMM Inc. ..................................           18,815
         350   Research In Motion Limited* ....................           30,870
                                                                    ------------
                                                                          83,850
                                                                    ------------
               COMPUTERS & PERIPHERALS--4.2%
         500   Apple Computer, Inc.* ..........................           26,265
       1,100   PalmOne, Inc.* .................................           31,867
                                                                    ------------
                                                                          58,132
                                                                    ------------
               COMPUTER SOFTWARE--1.1%
         700   Check Point Software Technologies Ltd.* ........           15,835
                                                                    ------------
               COMPUTER TECHNOLOGY--1.3%
         450   NAVTEQ* ........................................           18,139
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--.9%
         150   Lehman Brothers Holdings Inc. ..................           12,322
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--2.1%
         850   National-Oilwell, Inc.* ........................           28,653
                                                                    ------------
               FOOD & STAPLES RETAILING--1.6%
         525   CVS Corporation ................................           22,816
                                                                    ------------
               FREIGHT & LOGISTICS--1.0%
         150   FedEx Corp. ....................................           13,668
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
         350   Fisher Scientific International Inc.* ..........     $     20,076
         200   Guidant Corporation ............................           13,324
         350   Kinetic Concepts, Inc.* ........................           17,440
                                                                    ------------
                                                                          50,840
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--2.5%
         350   AMERIGROUP Corporation* ........................           21,000
         150   Quest Diagnostics Incorporated .................           13,131
                                                                    ------------
                                                                          34,131
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--.7%
         200   Royal Caribbean Cruises Ltd. ...................            9,320
                                                                    ------------
               HOUSEHOLD DURABLES--.4%
         100   Garmin Ltd. ....................................            5,000
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--1.5%
         650   Tyco International Ltd. ........................           20,248
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--1.3%
         300   Accenture Ltd. Cl. A* ..........................            7,263
         300   Cognizant Technology Solutions Corporation Cl. A*          10,200
                                                                    ------------
                                                                          17,463
                                                                    ------------
               INTERNET & CATALOG RETAIL--3.6%
         400   eBay Inc.* .....................................           39,044
         500   IAC/InterActiveCorp.* ..........................           10,810
                                                                    ------------
                                                                          49,854
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--4.1%
         200   Netease.com Inc. ADR*# .........................            9,302
       1,300   Yahoo! Inc.* ...................................           47,047
                                                                    ------------
                                                                          56,349
                                                                    ------------
               LEISURE & ENTERTAINMENT--.9%
         400   Shanda Interactive Entertainment Ltd.* .........           12,156
                                                                    ------------
               MACHINERY - OIL WELL EQUIPMENT
                 & SERVICES--1.0%
         700   Patterson-UTI Energy, Inc. .....................           13,461
                                                                    ------------
               MEDIA--4.6%
          25   DreamWorks Animation SKG, Inc.* ................              976
       3,250   Sirius Satellite Radio Inc.* ...................           12,675
       1,900   Time Warner Inc.* ..............................           31,616
         500   Viacom Inc. Cl. B ..............................           18,245
                                                                    ------------
                                                                          63,512
                                                                    ------------
               MEDICAL DEVICES--1.0%
         350   Advanced Medical Optics, Inc.* .................           13,685
                                                                    ------------
               METALS & MINING--1.6%
         350   Peabody Energy Corporation .....................           22,323
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               MULTILINE RETAIL--.7%
         200   Kohl's Corporation* ............................     $     10,152
                                                                    ------------
               OFFICE EQUIPMENT--1.0%
         275   Zebra Technologies Corporation* ................           14,572
                                                                    ------------
               OIL & GAS--3.8%
         250   BP PLC Sponsored ADR# ..........................           14,562
         250   EOG Resources, Inc. ............................           16,640
         400   Talisman Energy Inc. ...........................           10,748
         225   Teekay Shipping Corporation ....................           10,395
                                                                    ------------
                                                                          52,345
                                                                    ------------
               PHARMACEUTICALS--6.0%
         250   Allergan, Inc. .................................           17,890
       1,100   IVAX Corporation* ..............................           19,910
          50   Novartis AG ADR# ...............................            2,401
         450   Pfizer Inc. ....................................           13,028
         700   Schering-Plough Corporation ....................           12,677
         150   Sepracor Inc.* .................................            6,890
         400   Teva Pharmaceutical Industries Ltd. ADR# .......           10,400
                                                                    ------------
                                                                          83,196
                                                                    ------------
               ROAD & RAIL--1.2%
         400   Burlington Northern Santa Fe Corporation .......           16,724
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--3.2%
         650   Broadcom Corporation Cl. A* ....................           17,583
         300   Intel Corporation ..............................            6,678
         150   Novellus Systems, Inc.* ........................            3,887
       1,900   Skyworks Solutions, Inc.* ......................           16,891
                                                                    ------------
                                                                          45,039
                                                                    ------------
               SOFTWARE--8.0%
         300   Cognos, Inc.* ..................................           11,853
         800   Fair Isaac Corporation .........................           24,160
         350   Mercury Interactive Corporation* ...............           15,200
       2,000   Microsoft Corporation ..........................           55,980
         300   Red Hat, Inc.* .................................            3,852
                                                                    ------------
                                                                         111,045
                                                                    ------------
               SPECIALTY RETAIL--3.1%
         400   Bed Bath & Beyond Inc.* ........................           16,316
         250   Lowe's Companies, Inc. .........................           14,070
         350   Tractor Supply Company* ........................           12,698
                                                                    ------------
                                                                          43,084
                                                                    ------------
               TEXTILES, APPAREL & LUXURY GOODS--1.2%
         200   Coach, Inc.* ...................................            9,326
         200   Polo Ralph Lauren Corporation Cl. A ............            7,386
                                                                    ------------
                                                                          16,712
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                            -------
               WIRELESS TELECOMMUNICATION SERVICES--.7%
         200   SpectraSite, Inc.* .............................     $     10,260
                                                                    ------------
               Total Common Stocks
                 (Cost $1,079,290) ............................        1,200,961
                                                                    ------------

Total Investments
  (Cost $1,079,290)(a) ...............................      86.7%      1,200,961
Other assets in Excess of Liabilities ................      13.3         183,455
                                                          -----      -----------
Net Assets ...........................................     100.0%    $ 1,384,416
                                                          =====      ===========

----------
*     Non-income producing security.
#     American Depository Receipts.
(a) At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,080,612, amounted to $120,349 which consisted of aggregate gross unrealized appreciation of $144,342 and aggregate gross unrealized depreciation of $23,993.

                       See Notes to Financial Statements.

                      (This Page Intentionally Left Blank)

THE ALGER INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                         Income from
                                                    Investment Operations
                                                 --------------------------
                                                                   Net
                                                               Realized and                                    Net
                                    Net Asset        Net        Unrealized       Total    Distributions       Asset
                                      Value,     Investment        Gain          from         from            Value,
                                    Beginning      Income       (Loss) on     Investment  Net Realized        End of
                                    of Period    (Loss)(iv)     Investments   Operations      Gains           Period
                                    ---------    ----------    ------------   ----------  -------------       ------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND (I)

CLASS I
Year ended 10/31/04 .............     $10.71       $(0.06)        $ 0.21        $ 0.15      $    --            $10.86
Year ended 10/31/03 .............       8.70        (0.03)          2.04          2.01           --             10.71
Year ended 10/31/02 .............      11.63        (0.03)         (2.90)        (2.93)          --              8.70
Year ended 10/31/01 .............      17.15        (0.03)         (4.50)        (4.53)       (0.99)            11.63
Year ended 10/31/00 .............      17.17        (0.03)          1.92          1.89        (1.91)            17.15

CLASS R
Year ended 10/31/04 .............     $10.66       $(0.12)        $ 0.22        $ 0.10      $    --            $10.76
From 1/27/03 to 10/31/03(iii)(v)        8.12        (0.06)          2.60          2.54           --             10.66

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND (II)

CLASS I
Year ended 10/31/04 .............     $15.10       $(0.16)        $ 1.13        $ 0.97      $    --            $16.07
Year ended 10/31/03 .............      10.97        (0.12)          4.25          4.13           --             15.10
Year ended 10/31/02 .............      13.35        (0.13)         (2.25)        (2.38)          --             10.97
Year ended 10/31/01 .............      23.78        (0.08)        (10.35)       (10.43)          --             13.35
Year ended 10/31/00 .............      22.82        (0.06)          2.50          2.44        (1.48)            23.78

CLASS R
Year ended 10/31/04 .............     $15.05       $(0.25)        $ 1.13        $ 0.88      $    --            $15.93
From 1/27/03 to 10/31/03(iii)(v)       10.72        (0.14)          4.47          4.33           --             15.05

ALGER MIDCAP GROWTH INSTITUTIONAL FUND (VI)

CLASS I
Year ended 10/31/04 .............     $14.78       $(0.13)        $ 0.73        $ 0.60      $    --            $15.38
Year ended 10/31/03 .............      10.76        (0.11)          4.13          4.02           --             14.78
Year ended 10/31/02 .............      13.34        (0.10)         (2.48)        (2.58)          --             10.76
Year ended 10/31/01 .............      17.53        (0.08)         (3.44)        (3.52)       (0.67)            13.34
Year ended 10/31/00 .............      11.80        (0.04)          6.07          6.03        (0.30)            17.53

CLASS R
Year ended 10/31/04 .............     $14.73       $(0.21)        $ 0.73        $ 0.52      $    --            $15.25
From 1/27/03 to 10/31/03(iii)(v)       10.25        (0.14)          4.62          4.48           --             14.73

----------
(i) Prior to February 28, 2004, the Alger LargeCap Growth Institutional Fund was the Alger LargeCap Growth Institutional Portfolio and prior to March 1, 2002 it was the Alger Growth Retirement Portfolio.
(ii) Prior to February 28, 2004, the Alger SmallCap Growth Institutional Fund was the Alger Small Cap Institutional Portfolio.
(iii) Commenced operations January 27, 2003.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Ratios have been annualized; total return has not been annualized.
(vi) Prior to February 28, 2004, the Alger MidCap Growth Institutional Fund was the Alger MidCap Growth Institutional Portfolio.

                       See Notes to Financial Statements.

                               Ratios/Supplemental Data
               --------------------------------------------------------
                  Net          Ratio of      Ratio of Net
                Assets,        Expenses       Investment
                End of            to            Income
                Period          Average       (Loss) to       Portfolio
   Total        (000's           Net           Average        Turnover
  Return       omitted)         Assets        Net Assets        Rate
  ------       --------        --------      ------------     ---------



     1.4%      $ 88,098           1.13%          (0.51)%       191.48%
    23.1         91,588           1.14           (0.31)        255.49
   (25.2)       108,660           1.14           (0.24)        202.07
   (27.5)        97,308           1.09           (0.20)         89.54
    10.3        126,573           1.06           (0.16)        101.29


     0.9%      $  2,493           1.64%          (1.05)%       191.48%
    31.3            133           1.62           (0.84)        255.49




     6.4%      $ 69,788           1.25%          (1.03)%       135.80%
    37.7         93,300           1.24           (0.99)        139.97
   (17.8)        62,780           1.25           (1.01)        138.01
   (43.9)        86,790           1.19           (0.46)        191.89
    10.1        187,973           1.17           (0.23)        242.45


     5.8%         $ 284           1.75%          (1.55)%       135.80%
    40.4             70           1.74           (1.49)        139.97




     4.1%      $839,273           1.15%          (0.87)%       190.93%
    37.4        540,742           1.17           (0.89)        217.33
   (19.3)       215,727           1.17           (0.81)        284.69
   (20.6)       217,153           1.13           (0.51)        130.93
    51.3        177,566           1.12           (0.24)        113.14


      3.5%     $ 12,000           1.65%          (1.37)%       190.93%
     43.7           790           1.66           (1.40)        217.33

THE ALGER INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                   Income from
                                                               Investment Operations
                                                           ------------------------------
                                                                                 Net
                                                                             Realized and                                     Net
                                            Net Asset          Net           Unrealized        Total      Distributions      Asset
                                              Value,        Investment           Gain          from           from           Value,
                                            Beginning         Income          (Loss) on     Investment    Net Realized       End of
                                            of Period      (Loss)(iii)       Investments    Operations        Gains          Period
                                            ---------      -----------       ------------   ----------    -------------      ------
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND (IX)

CLASS I
Year ended 10/31/04 ......................    $11.06          $(0.10)           $ 0.09        $ (0.01)       $    --         $11.05
Year ended 10/31/03 ......................      8.97           (0.06)             2.15           2.09             --          11.06
Year ended 10/31/02 ......................     11.66           (0.08)            (2.61)         (2.69)            --           8.97
Year ended 10/31/01 ......................     18.12           (0.03)            (6.37)         (6.40)         (0.06)         11.66
Year ended 10/31/00 ......................     16.19           (0.09)             2.24           2.15          (0.22)         18.12

CLASS R
Year ended 10/31/04 ......................    $11.01          $(0.16)           $ 0.10        $ (0.06)       $    --         $10.95
From 1/27/03 to 10/31/03(ii)(iv) .........      8.36           (0.08)             2.73           2.65             --          11.01

ALGER BALANCED INSTITUTIONAL FUND (X)

CLASS I
Year ended 10/31/04 ......................    $ 7.41          $ 0.02            $ 0.07         $ 0.09        $    --         $ 7.50
Year ended 10/31/03 ......................      6.67           (0.01)             0.75           0.74             --           7.41
Year ended 10/31/02 ......................      8.20           (0.39)            (1.14)         (1.53)            --           6.67
From 12/4/00 to 10/31/01(i)(iv) ..........     10.00           (0.11)            (1.69)         (1.80)            --           8.20

CLASS R
Year ended 10/31/04 ......................    $ 7.38          $(0.02)           $ 0.07         $ 0.05        $    --         $ 7.43
From 1/27/03 to 10/31/03(ii)(iv) .........      6.43           (0.04)             0.99           0.95             --           7.38

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND (XI)

CLASS I
Year ended 10/31/04 ......................    $ 5.38          $(0.05)           $ 0.07         $ 0.02        $ (0.03)       $  5.37
Year ended 10/31/03 ......................      4.43           (0.09)             1.04           0.95             --           5.38
Year ended 10/31/02 ......................      6.37           (0.77)            (1.17)         (1.94)            --           4.43
From 12/4/00 to 10/31/01(i)(iv) ..........     10.00           (0.30)            (3.33)         (3.63)            --           6.37

CLASS R
Year ended 10/31/04 ......................    $ 5.37          $(0.08)           $ 0.08         $   --        $ (0.03)       $  5.34
From 1/27/03 to 10/31/03(ii)(iv) .........      4.13           (0.08)             1.32           1.24             --           5.37

----------
(i)     Commenced operations December 4, 2000.
(ii)    Commenced operations January 27, 2003.
(iii) Amount was computed based on average shares outstanding during the period.
(iv)    Ratios have been annualized; total return has not been annualized.
(v)     Amount has been reduced by 1.01% due to expense reimbursement.
(vi)    Amount has been reduced by 1.00% due to expense reimbursement.
(vii)   Amount has been reduced by .090% due to expense reimbursement.
(viii)  Amount has been reduced by .094% due to expense reimbursement.
(ix) Prior to February 28, 2004 the Alger Capital Appreciation Institutional Fund was the Alger Capital Appreciation Institutional Portfolio.
(x) Prior to February 28, 2004 the Alger Socially Responsible Growth Institutional Fund was the Alger Socially Responsible Growth Institutional Portfolio.
(xi) Prior to February 28, 2004 the Alger Balanced Institutional Fund was the Alger Balanced Institutional Portfolio.

                       See Notes to Financial Statements.

                                     Ratios/Supplemental Data
                ----------------------------------------------------------------
                   Net             Ratio of        Ratio of Net
                 Assets,           Expenses         Investment
                 End of               to              Income
                 Period            Average           (Loss) to         Portfolio
   Total        (000's                Net             Average           Turnover
  Return        omitted)            Assets           Net Assets           Rate
  ------        --------           --------        ------------        ---------



   (0.1)%      $124,889              1.23%             (0.87)%          160.00%
   23.3         160,569              1.23              (0.59)           187.72
  (23.1)        132,010              1.23              (0.73)           180.39
  (35.4)        187,187              1.18              (0.21)           104.17
   13.1         279,916              1.14              (0.43)           144.16


   (0.5)%         $ 706              1.73%             (1.39)%          160.00%
   31.7              66              1.72              (1.01)           187.72




    1.3%        $ 1,435              1.35%(v)           0.28%           184.21%
   11.1           1,409              2.00              (0.15)           149.42
  (18.7)            225              6.72              (5.21)           321.89
  (18.0)            108              3.13              (1.44)            15.99


    0.7%          $ 166              1.82%(vi)         (0.28)%          184.21%
   14.8              58              2.56              (0.74)           149.42




    0.3%        $ 1,277              1.34%(vii)        (1.04)%          166.03%
   21.4           1,277              2.26              (1.69)           187.82
  (30.5)             46             13.48             (13.17)           205.83
  (36.3)             77              5.31              (4.75)           114.33


   (0.1)%         $ 107              1.83%(viii)       (1.53)%          166.03%
   30.0              66              2.92              (2.29)           187.82

THE ALGER INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004


                                                                  LargeCap                 SmallCap
                                                                   Growth                   Growth
                                                                    Fund                     Fund
                                                                -------------           -------------
ASSETS:
Investments in securities, at value (identified cost*)
   --see accompanying schedules of investments .......          $  92,046,242           $  70,343,552
Cash .................................................                 47,594                  27,153
Receivable for investment securities sold ............                633,751               2,363,343
Receivable for shares of beneficial interest sold ....                122,555                  18,724
Dividends and interest receivable ....................                 19,066                   1,300
Receivable from Investment Manager--Note 3(a) ........                     --                      --
Prepaid expenses .....................................                 12,760                  13,676
                                                                -------------           -------------
  Total Assets .......................................             92,881,968              72,767,748
                                                                -------------           -------------
LIABILITIES:
Payable for investment securities purchased ..........              2,093,425               2,572,737
Payable for shares of beneficial interest redeemed ...                 88,526                  31,101
Accrued investment management fees ...................                 57,127                  50,452
Accrued transfer agent fees ..........................                  3,808                   2,968
Accrued expenses .....................................                 47,778                  38,555
                                                                -------------           -------------
  Total Liabilities ..................................              2,290,664               2,695,813
                                                                -------------           -------------
NET ASSETS ...........................................          $  90,591,304           $  70,071,935
                                                                =============           =============
Net Assets Consist of:
  Paid-in capital ....................................          $ 123,461,546           $ 140,569,199
  Accumulated net investment loss ....................                     --                      --
  Undistributed net realized gain (accumulated loss) .            (39,212,505)            (75,073,513)
  Net unrealized appreciation (depreciation) .........              6,342,263               4,576,249
                                                                -------------           -------------
NET ASSETS ...........................................          $  90,591,304           $  70,071,935
                                                                =============           =============
Shares of beneficial interest outstanding--Note 6
   Class I ...........................................              8,114,060               4,342,776
                                                                =============           =============
   Class R ...........................................                231,673                  17,795
                                                                =============           =============
Net Asset Value Per Share
   Class I ...........................................          $       10.86           $       16.07
                                                                =============           =============
   Class R ...........................................          $       10.76           $       15.93
                                                                =============           =============
*Identified cost .....................................          $  85,703,979           $  65,767,303
                                                                =============           =============

                       See Notes to Financial Statements.

                                                                          Socially
    MidCap                 Capital                                       Responsible
    Growth               Appreciation              Balanced                Growth
     Fund                   Fund                     Fund                   Fund
 -------------          -------------           -------------          -------------


 $ 857,786,862          $ 125,446,900           $   1,470,627          $   1,200,961
        52,686                 55,639                 108,435                186,753
    54,445,170              3,597,296                  30,354                 35,106
     1,760,598                150,658                      62                    855
       138,160                  4,174                   6,471                     43
            --                     --                   2,152                  1,079
       109,573                 19,828                     300                    607
 -------------          -------------           -------------          -------------
   914,293,049            129,274,495               1,618,401              1,425,404
 -------------          -------------           -------------          -------------

    61,501,490              3,241,305                   9,421                 33,825
       588,342                283,562                      --                     --
       563,250                 90,351                   1,012                    869
        35,203                  5,315                      67                     58
       331,840                 59,027                   7,209                  6,236
 -------------          -------------           -------------          -------------
    63,020,125              3,679,560                  17,709                 40,988
 -------------          -------------           -------------          -------------
 $ 851,272,924          $ 125,594,935           $   1,600,692          $   1,384,416
 =============          =============           =============          =============

 $ 789,631,043          $ 237,551,496           $   1,498,150          $   1,200,226
            --                     --                   3,078                     --
     8,940,240           (123,558,646)                 28,036                 62,519
    52,701,641             11,602,085                  71,428                121,671
 -------------          -------------           -------------          -------------
 $ 851,272,924          $ 125,594,935           $   1,600,692          $   1,384,416
 =============          =============           =============          =============

    54,585,000             11,302,740                 191,381                237,739
 =============          =============           =============          =============
       787,039                 64,438                  22,274                 20,030
 =============          =============           =============          =============

 $       15.38          $       11.05           $        7.50          $        5.37
 =============          =============           =============          =============
 $       15.25          $       10.95           $        7.43          $        5.34
 =============          =============           =============          =============
 $ 805,085,221          $ 113,844,815           $   1,399,199          $   1,079,290
 =============          =============           =============          =============

THE ALGER INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
For the year ended October 31, 2004


                                                     LargeCap                SmallCap
                                                      Growth                  Growth
                                                       Fund                    Fund
                                                   ------------           ------------
INVESTMENT INCOME
Income:
  Dividends .............................          $    569,956           $    156,346
  Interest ..............................                15,246                 36,789
   Security Lending .....................                 8,375                  1,944
                                                   ------------           ------------
   Total income .........................               593,577                195,079
                                                   ------------           ------------

Expenses:
  Management fees--Note 3(a) ............               722,861                759,625
  Shareholder servicing fees ............               240,953                223,419
  Custodian fees ........................                25,153                 33,686
  Transfer agent fees--Note 3(d) ........                48,191                 44,684
  Professional Fees .....................                11,870                 11,991
  Printing Fees .........................                20,388                 20,801
  Distribution fees--Note 3(b) ..........                 6,675                    696
  Trustees' fees ........................                 2,919                  2,699
  Interest expense ......................                 1,872                  2,230
  Miscellaneous .........................                13,844                 13,685
                                                   ------------           ------------
                                                      1,094,726              1,113,516

Less expense reimbursement--Note 3(a) ...                    --                     --
                                                   ------------           ------------
  Total Expenses ........................             1,094,726              1,113,516
                                                   ------------           ------------
NET INVESTMENT INCOME (LOSS) ............              (501,149)              (918,437)
                                                   ------------           ------------
REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS:
  Net realized gain on investments ......             8,360,426             19,348,420
  Net change in unrealized appreciation
   (depreciation) on investments ........            (6,519,566)           (13,191,873)
                                                   ------------           ------------
  Net realized and unrealized gain (loss)
     on investments .....................             1,840,860              6,156,547
                                                   ------------           ------------
  NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ....................          $  1,339,711           $  5,238,110
                                                   ============           ============

                       See Notes to Financial Statements.

                                                                         Socially
     MidCap                 Capital                                     Responsible
     Growth              Appreciation             Balanced                Growth
      Fund                   Fund                   Fund                   Fund
  ------------           ------------           ------------           ------------


  $  1,607,559           $    492,699           $      5,457           $      4,110
       354,657                 31,702                 19,272                     35
        60,057                 17,672                     --                     --
  ------------           ------------           ------------           ------------
     2,022,273                542,073                 24,729                  4,145
  ------------           ------------           ------------           ------------


     5,780,662              1,284,598                 11,466                 10,445
     1,806,457                377,823                     --                     --
        97,750                 27,281                 11,875                  9,318
       361,291                 75,565                    764                    696
        42,648                 12,889                  9,121                  8,016
       130,640                 31,810                  1,072                  1,103
        32,805                  2,651                    386                    457
        21,936                  4,582                     46                     42
           379                 19,815                     --                     --
        99,962                 27,547                  1,675                  1,584
  ------------           ------------           ------------           ------------
     8,374,530              1,864,561                 36,405                 31,661

            --                     --                (15,464)               (12,530)
  ------------           ------------           ------------           ------------
     8,374,530              1,864,561                 20,941                 19,131
  ------------           ------------           ------------           ------------
    (6,352,257)            (1,322,488)                 3,788                (14,986)
  ------------           ------------           ------------           ------------


    38,265,061             10,282,251                 45,169                 62,678

   (10,878,579)            (8,886,695)               (31,014)               (41,602)
  ------------           ------------           ------------           ------------

    27,386,482              1,395,556                 14,155                 21,076
  ------------           ------------           ------------           ------------

  $ 21,034,225           $     73,068           $     17,943           $      6,090
  ============           ============           ============           ============

THE ALGER INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2004


                                                              LargeCap                SmallCap
                                                               Growth                  Growth
                                                                Fund                    Fund
                                                           -------------           -------------
Net investment income (loss) ....................          $    (501,149)          $    (918,437)
Net realized gain on investments ................              8,360,426              19,348,420
Net change in unrealized appreciation
   (depreciation) on investments ................             (6,519,566)            (13,191,873)
                                                           -------------           -------------
Net increase in net assets
   resulting from operations ....................              1,339,711               5,238,110
                                                           -------------           -------------
Dividends and distributions to
   shareholders from:
   Net investment income
   Class I ......................................                     --                      --
   Class R ......................................                     --                      --
   Net realized gains
   Class I ......................................                     --                      --
   Class R ......................................                     --                      --
                                                           -------------           -------------
Total Dividends and distributions to shareholders                     --                      --
                                                           -------------           -------------
Increase (decrease) from shares
   of beneficial interest transactions:
   Class I ......................................             (4,892,989)            (28,739,464)
   Class R ......................................              2,423,531                 203,378
                                                           -------------           -------------
Net increase (decrease) from shares
   of beneficial interest
   transactions--Note 6 .........................             (2,469,458)            (28,536,086)
                                                           -------------           -------------
    Total increase (decrease) ...................             (1,129,747)            (23,297,976)
Net Assets:
  Beginning of year .............................             91,721,051              93,369,911
                                                           -------------           -------------
  End of year ...................................          $  90,591,304           $  70,071,935
                                                           =============           =============
Undistributed net investment income
   (accumulated loss) ...........................          $    (501,149)          $    (918,437)
                                                           =============           =============

THE ALGER INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2003


                                                          LargeCap                 SmallCap
                                                           Growth                   Growth
                                                            Fund                     Fund
                                                        -------------           -------------
Net investment income (loss) .................          $    (261,009)          $    (710,692)
Net realized gain on investments .............              1,152,603               6,987,791
Net change in unrealized appreciation
   (depreciation) on investments .............             15,611,686              18,406,668
                                                        -------------           -------------
Net increase in net assets resulting
   from operations ...........................             16,503,280              24,683,767
Increase (decrease) from shares
   of beneficial interest transactions:
   Class I ...................................            (33,554,980)              5,856,223
   Class R ...................................                113,202                  50,000
                                                        -------------           -------------
Net increase (decrease) from shares
   of beneficial interest transactions--Note 6            (33,441,778)              5,906,223
                                                        -------------           -------------
    Total increase (decrease) ................            (16,938,498)             30,589,990
Net Assets:
  Beginning of year ..........................            108,659,549              62,779,921
                                                        -------------           -------------
  End of year ................................          $  91,721,051           $  93,369,911
                                                        =============           =============
Accumulated net investment loss ..............          $          --           $          --
                                                        =============           =============

                       See Notes to Financial Statements.

                                                                            Socially
     MidCap                  Capital                                      Responsible
     Growth               Appreciation              Balanced                 Growth
      Fund                    Fund                    Fund                    Fund
 -------------           -------------           -------------           -------------
 $  (6,352,257)          $  (1,322,488)          $       3,788           $     (14,986)
    38,265,061              10,282,251                  45,169                  62,678

   (10,878,579)             (8,886,695)                (31,014)                (41,602)
 -------------           -------------           -------------           -------------

    21,034,225                  73,068                  17,943                   6,090
 -------------           -------------           -------------           -------------



            --                      --                    (756)                     --
            --                      --                      --                      --

            --                      --                      --                  (6,181)
            --                      --                      --                    (397)
 -------------           -------------           -------------           -------------
            --                      --                    (756)                 (6,578)
 -------------           -------------           -------------           -------------


   277,510,949             (35,772,587)                 11,547                     951
    11,195,628                 659,615                 105,281                  40,664
 -------------           -------------           -------------           -------------


   288,706,577             (35,112,972)                116,828                  41,615
 -------------           -------------           -------------           -------------
   309,740,802             (35,039,904)                134,015                  41,127

   541,532,122             160,634,839               1,466,677               1,343,289
 -------------           -------------           -------------           -------------
 $ 851,272,924           $ 125,594,935           $   1,600,692           $   1,384,416
 =============           =============           =============           =============

 $  (6,352,257)          $  (1,322,488)          $       1,274           $     (14,986)
 =============           =============           =============           =============

                                                                            Socially
    MidCap                   Capital                                      Responsible
    Growth                Appreciation              Balanced                 Growth
     Fund                     Fund                    Fund                    Fund
 -------------           -------------           -------------           -------------
 $  (2,845,362)          $    (810,731)          $      (2,146)          $     (19,332)
    56,150,560               6,960,195                  38,966                  71,228

    62,853,285              24,157,024                  99,718                 164,707
 -------------           -------------           -------------           -------------

   116,158,483              30,306,488                 136,538                 216,603


   208,938,090              (1,731,344)              1,055,634               1,029,125
       708,160                  50,000                  50,000                  51,231
 -------------           -------------           -------------           -------------

   209,646,250              (1,681,344)              1,105,634               1,080,356
 -------------           -------------           -------------           -------------
   325,804,733              28,625,144               1,242,172               1,296,959

   215,727,389             132,009,695                 224,505                  46,330
 -------------           -------------           -------------           -------------
 $ 541,532,122           $ 160,634,839           $   1,466,677           $   1,343,289
 =============           =============           =============           =============
 $          --           $          --           $      (1,758)          $          --
 =============           =============           =============           =============

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

NOTE 1--GENERAL:

      The Alger Institutional Funds (formerly The Alger Institutional Fund) (the "Trust"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in six funds--LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Balanced Fund and Socially Responsible Growth Fund (the "Funds"). Prior to February 28, 2004, the LargeCap Growth Fund was the LargeCap Growth Portfolio, the SmallCap Growth Fund was the Small Cap Portfolio, the MidCap Growth Fund was the MidCap Growth Portfolio, the Capital Appreciation Fund was the Capital Appreciation Portfolio, the Balanced Fund was the Balanced Portfolio and the Socially Responsible Growth Fund was the Socially Responsible Growth Portfolio. The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund and Socially Responsible Growth Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

      Each Fund offers Class I and Class R shares. Class R shares were first offered January 27, 2003. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(A) INVESTMENT VALUATION: Investments of the Funds are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there be no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(C) REPURCHASE AGREEMENTS: The Funds enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Funds. Additional collateral is obtained when necessary.

(D) LENDING OF FUND SECURITIES: The Funds lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. As of October 31, 2004, there were no securities on loan.

(E) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Funds, dividends from net investment income and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and amortization adjustments on debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(F) FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

(G) ALLOCATION METHODS: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class R shares.

(H) INDEMNIFICATION: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(I) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT MANAGEMENT FEES: Fees incurred by each Fund, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Fund at the following annual rates:

LargeCap Growth Fund ..................................................     .75%
SmallCap Growth Fund ..................................................     .85
MidCap Growth Fund ....................................................     .80
Capital Appreciation Fund .............................................     .85
Balanced Fund .........................................................     .75
Socially Responsible Growth Fund ......................................     .75

      Alger Management has established an expense cap for the Balanced Fund and the Socially Responsible Growth Fund effective March 1, 2004. Alger Management will reimburse these Funds if annualized operating expenses exceed 1.25% and 1.75% for Class I Shares and Class R Shares, respectively,

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

of average daily net assets. For the period ended October 31, 2004, Alger Management reimbursed the Balanced Fund and the Socially Responsible Growth Fund $15,464 and $12,530, respectively.

(B) DISTRIBUTION FEES: Class R Shares--The Funds have adopted a Distribution Plan pursuant to which Class R shares of each Fund pays Fred Alger & Company, Incorporated, the Trust's distributor and an affiliate of Alger Management (the "Distributor"), a fee at the annual rate of .50% of the respective average daily net assets of the Class R shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class R shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(C) BROKERAGE COMMISSIONS: During the year ended October 31, 2004, the LargeCap Growth Fund, the Small Cap Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund paid the Distributor commissions of $319,749, $145,918, $2,125,793, $395,242,
$3,578 and $3,375, respectively, in connection with securities transactions.

(D) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Trust. During the year ended October 31, 2004, the LargeCap Growth Fund, the Small Cap Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund incurred fees of $48,191, $44,684, $361,291, $75,565, $764 and $696, respectively, for services provided by Alger Services. Effective November 22, 2004, State Street Bank and Trust Company replaced Alger Services as the Funds' transfer agent. Transfer agent services are provided by State Street Bank and Trust Company's affiliate, Boston Financial Data Services, Inc.

(E) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services. At October 31, 2004, Alger Management and its affiliates owned 7,330 shares, 4,815 shares, 8,077 shares, 7,349 shares, 171,926 shares and 233,848 shares of the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund, respectively.

NOTE 4--SECURITIES TRANSACTIONS:

      The following summarizes the securities transactions by the Funds, other than short-term securities, for the year ended October 31, 2004:

                                                 PURCHASES              SALES
                                                 ---------              -----
LargeCap Growth Fund .......................   $ 182,068,360       $ 185,206,610
SmallCap Growth Fund .......................     116,670,600         142,007,392
MidCap Growth Fund .........................   1,635,993,978       1,321,840,835
Capital Appreciation Fund ..................     238,460,266         278,767,562
Balanced Fund ..............................       2,791,750           2,692,086
Socially Responsible Growth Fund ...........       2,181,841           2,324,661

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5--LINES OF CREDIT:

      The Trust has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Fund may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Fund borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the year ended October 31, 2004, the Fund had borrowings which averaged $1,262,500 at a weighted average interest rate of 1.57%.

NOTE 6--SHARE CAPITAL:

      The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series is divided into two separate classes.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

      During the year ended October 31, 2004, transactions of shares of beneficial interest were as follows:

                                                SHARES                AMOUNT
                                                ------                ------
LargeCap Growth Fund
 Class I
Shares sold ........................            3,182,162         $  35,531,451
Shares redeemed ....................           (3,622,713)          (40,424,440)
                                            -------------         -------------
Net decrease .......................             (440,551)        $  (4,892,989)
                                            =============         =============
 Class R
Shares sold ........................              262,650         $   2,902,113
Shares redeemed ....................              (43,434)             (478,582)
                                            -------------         -------------
Net increase .......................              219,216         $   2,423,531
                                            =============         =============
SmallCap Growth Fund
 Class I
Shares sold ........................            2,187,748         $  35,342,244
Shares redeemed ....................           (4,022,745)          (64,081,708)
                                            -------------         -------------
Net decrease .......................           (1,834,997)        $ (28,739,464)
                                            =============         =============
 Class R
Shares sold ........................               21,118         $     328,354
Shares redeemed ....................               (7,987)             (124,976)
                                            -------------         -------------
Net increase .......................               13,131         $     203,378
                                            =============         =============
MidCap Growth Fund
 Class I
Shares sold ........................           34,583,348         $ 531,972,510
Shares redeemed ....................          (16,573,777)         (254,461,561)
                                            -------------         -------------
Net increase .......................           18,009,571         $ 277,510,949
                                            =============         =============
 Class R
Shares sold ........................              936,539         $  14,301,063
Shares redeemed ....................             (203,152)           (3,105,435)
                                            -------------         -------------
Net increase .......................              733,387         $  11,195,628
                                            =============         =============
Capital Appreciation Fund
 Class I
Shares sold ........................            5,719,480         $  65,521,012
Shares redeemed ....................           (8,939,452)         (101,293,599)
                                            -------------         -------------
Net decrease .......................           (3,219,972)        $ (35,772,587)
                                            =============         =============
 Class R
Shares sold ........................               72,246         $     816,970
Shares redeemed ....................              (13,789)             (157,355)
                                            -------------         -------------
Net increase .......................               58,457         $     659,615
                                            =============         =============

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                      SHARES            AMOUNT
                                                      ------            ------
Balanced Fund
 Class I
Shares sold ................................           12,405         $  93,926
Dividends reinvested .......................              100               756
Shares redeemed ............................          (11,277)          (83,135)
                                                    ---------         ---------
Net increase ...............................            1,228         $  11,547
                                                    =========         =========
 Class R
Shares sold ................................           14,498         $ 105,281
Shares redeemed ............................               --                --
                                                    ---------         ---------
Net increase ...............................           14,498         $ 105,281
                                                    =========         =========
Socially Responsible Growth Fund
 Class I
Shares sold ................................              632         $   3,477
Dividends reinvested .......................            1,124             6,014
Shares redeemed ............................           (1,613)           (8,540)
                                                    ---------         ---------
Net increase ...............................              143         $     951
                                                    =========         =========
 Class R
Shares sold ................................            9,021         $  47,809
Dividends reinvested .......................               74               398
Shares redeemed ............................           (1,400)           (7,543)
                                                    ---------         ---------
Net increase ...............................            7,695         $  40,664
                                                    =========         =========

      During the year ended October 31, 2003, transactions of shares of beneficial interest were as follows:

                                                 SHARES                AMOUNT
                                                 ------                ------
LargeCap Growth Fund
 Class I
Shares sold ........................            3,441,255          $ 31,652,971
Shares redeemed ....................           (7,375,519)          (65,207,951)
                                             ------------          ------------
Net decrease .......................           (3,934,264)         $(33,554,980)
                                             ============          ============
 Class R*
Shares sold ........................               12,585          $    114,463
Shares redeemed ....................                 (128)               (1,261)
                                             ------------          ------------
Net increase .......................               12,457          $    113,202
                                             ============          ============
SmallCap Growth Fund
 Class I
Shares sold ........................            2,571,061          $ 32,428,232
Shares redeemed ....................           (2,118,720)          (26,572,009)
                                             ------------          ------------
Net increase .......................              452,341          $  5,856,223
                                             ============          ============
 Class R*
Shares sold ........................                4,664          $     50,000
                                             ============          ============

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                  SHARES              AMOUNT
                                                  ------              ------
MidCap Growth Fund
 Class I
Shares sold ............................         25,008,417       $ 310,763,082
Shares redeemed ........................         (8,479,728)       (101,824,992)
                                              -------------       -------------
Net increase ...........................         16,528,689       $ 208,938,090
                                              =============       =============
 Class R*
Shares sold ............................             56,993       $     754,543
Shares redeemed ........................             (3,341)            (46,383)
                                              -------------       -------------
Net increase ...........................             53,652       $     708,160
                                              =============       =============
Capital Appreciation Fund
 Class I
Shares sold ............................          5,572,926       $  54,110,955
Shares redeemed ........................         (5,763,698)        (55,842,299)
                                              -------------       -------------
Net decrease ...........................           (190,772)      $  (1,731,344)
                                              =============       =============
 Class R*
Shares sold ............................              5,981       $      50,000
                                              =============       =============
Balanced Fund
 Class I
Shares sold ............................            167,211       $   1,126,128
Shares redeemed ........................            (10,703)            (70,494)
                                              -------------       -------------
Net increase ...........................            156,508       $   1,055,634
                                              =============       =============
 Class R*
Shares sold ............................              7,776       $      50,000
                                              =============       =============
Socially Responsible Growth Fund
 Class I
Shares sold ............................            254,629       $   1,157,804
Shares redeemed ........................            (27,498)           (128,679)
                                              -------------       -------------
Net increase ...........................            227,131       $   1,029,125
                                              =============       =============
 Class R*
Shares sold ............................             12,335       $      51,231
                                              =============       =============

----------
*     Initially offered January 27, 2003.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions paid by the Funds during the year ended October 31, 2004, consisted entirely of ordinary income. There were no distributions paid for the year ended October 31, 2003.

      As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Fund
  Undistributed ordinary income .........................                     --
  Undistributed long-term gain ..........................                     --
  Unrealized appreciation ...............................            $ 5,718,792

SmallCap Growth Fund
  Undistributed ordinary income .........................                     --
  Undistributed long-term gain ..........................                     --
  Unrealized appreciation ...............................            $ 4,361,517

MidCap Growth Fund
  Undistributed ordinary income .........................                     --
  Undistributed long-term gain ..........................            $14,299,602
  Unrealized appreciation ...............................             47,342,278

Capital Appreciation Fund
  Undistributed ordinary income .........................                     --
  Undistributed long-term gain ..........................                     --
  Unrealized appreciation ...............................            $11,465,876

Balanced Fund
  Undistributed ordinary income .........................            $    11,953
  Undistributed long-term gain ..........................                 34,771
  Unrealized appreciation ...............................                 55,818

Socially Responsible Growth Fund
  Undistributed ordinary income .........................                     --
  Undistributed long-term gain ..........................            $    63,841
  Unrealized appreciation ...............................                120,349

      The differences between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

      At October 31, 2004, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                              LARGECAP            SMALLCAP             CAPITAL
                               GROWTH              GROWTH           APPRECIATION
EXPIRATION DATE                 FUND                FUND                FUND
                             -----------        -----------         ------------
2009                         $10,902,646        $62,515,944         $ 76,937,585
2010                          22,615,727         12,342,837           46,484,857
2011                           5,070,663                 --                   --
                             -----------        -----------         ------------
                             $38,589,036        $74,858,781         $123,422,442
                             ===========        ===========         ============

NOTE 8--REGULATORY MATTERS AND LEGAL PROCEEDINGS:

      Alger Management has been responding to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, and the Attorney General of New Jersey, in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading." Alger Management has assured the board of the Trust that if it be determined that improper trading practices in the Trust detrimentally affected its performance, Alger Management will make appropriate restitution. At the present time, Alger Management is unable to estimate the impact, if any, that the outcome of these investigations may have on the Trust's results of operations or financial condition.

      Certain civil actions have developed out of the regulatory investigations. Several purported class actions and shareholder derivative suits have been filed against various parties, including, depending on the lawsuit, Alger Management, certain of the mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful market-timing and late-trading activities. These cases have been transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. On September 29, 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM).

      The Derivative Complaint, brought on behalf of the Alger Mutual Funds and Castle Convertible Fund, Inc., a registered closed-end fund managed by Alger Management, alleges (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent the Distributor (Fred Alger & Company, Incorporated) and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other, unrelated, third-party defendants, and (iii) unjust enrichment by all the named defendants, all by virtue of

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the alleged wrongful market-timing and late-trading activities. The complaint seeks, among other things, removal of the trustee defendants and of Alger Management, certain rescissory relief, disgorgement of management fees and allegedly unlawful profits, compensatory and punitive monetary damages, and plaintiffs' fees and expenses (including attorney and expert fees). The Class Action Complaint names the Alger-related defendants named in the Derivative Complaint as well as certain defendants not named in the Derivative Complaint, including certain entities affiliated with Alger Management, certain Alger Mutual Funds, including the Trust, and certain additional former trustees and a former officer of the defendant Alger Mutual Funds. It alleges, on the basis of factual allegations similar to those of the Derivative Complaint with respect to the Alger defendants, (i) offenses by Alger defendants similar to those alleged in the Derivative Complaint, (ii) violations, by Alger Management, the Distributor, their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, and Section 34(b) of the Investment Company Act of 1940, (iii) breach of contract by the funds named as defendants, and (iv) unjust enrichment by all of the named defendants. It seeks relief similar to that sought in the Derivative Complaint.

      Alger Management does not believe that the foregoing lawsuits will materially affect its ability to perform its management contracts with any of the funds that it manages, and the management of the Trust believes that it will not be materially adversely affected by the pending lawsuits.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The Alger Institutional Funds:

      We have audited the  accompanying  statements  of assets and  liabilities, including the schedules of investments, of The Alger Institutional Funds (comprising the LargeCap Growth Institutional, SmallCap Growth Institutional, MidCap Growth Institutional, Capital Appreciation Institutional, Balanced Institutional, and Socially Responsible Growth Institutional Funds) (collectively, the "Funds"), as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years ended October 31, 2001 were audited by other auditors, whose report, dated November 30, 2001, expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above, and audited by us, present fairly, in all material respects, the financial position of The Alger Institutional Funds at October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                     /s/ Ernst & Young LLP

December 15, 2004

TRUSTEES AND OFFICERS OF THE FUNDS (UNAUDITED)

      Information about the Trustees and officers of the Funds is set forth below. In the table the term "Alger Fund Complex" refers to the Fund, The Alger Funds, The Alger American Fund, Spectra Fund, The China-U.S. Growth Fund and Castle Convertible Fund, Inc., each of which is a registered investment company managed by Fred Alger Management, Inc. ("Alger Management"). Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. Unless otherwise noted, the address of each person named below is 111 Fifth Avenue, New York, NY 10003.

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                                                                                      IN THE
                                                                                                    ALGER FUND
                                                                                        TRUSTEE       COMPLEX
                                                                                        AND/OR      WHICH ARE
  NAME, AGE, POSITION WITH                                                              OFFICER      OVERSEEN
    THE FUND AND ADDRESS                          PRINCIPAL OCCUPATIONS                  SINCE      BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Fred M. Alger III (69)       Chairman of the Board of Alger Associates, Inc.             1993           22
  Chairman of the Board      ("Associates"), Fred Alger & Company, Incorporated
                             ("Alger Inc."), Alger Management, Alger
                             Properties, Inc. ("Properties"), Alger Shareholder
                             Services, Inc. ("Services"), Alger Life Insurance
                             Agency, Inc. ("Agency"), Fred Alger International
                             Advisory S.A. ("International"), and five of the six
                             funds in the Alger Fund Complex; Chairman of the
                             Boards of Alger SICAV ("SICAV") and Analysts
                             Resources, Inc. ("ARI").

Dan C. Chung (42)            President, Director and Chief Investment Officer            2001           16
  President and              of Alger Management; President and Director of
  Trustee                    Associates, Alger Inc., Properties, Services, Agency,
                             International, ARI and Trust; Trustee/Director of four
                             of the six funds in the Alger Fund Complex.

Hilary M. Alger (43)         Trustee/Director of five of the six funds in the            2003           17
  Trustee                    Alger Fund Complex; Director of Development,
                             Pennsylvania Ballet; formerly Associate Director of
                             Development, College of Arts and Sciences,
                             University of Virginia, formerly Director of
                             Development and Communications, Lenox Hill
                             Neighborhood House.

NON-INTERESTED TRUSTEES

Stephen E. O'Neil (72)       Attorney; Private investor since 1981; Director of          1993           23
  Trustee                    Brown-Forman Corporation; Trustee/Director of
                             the six funds in the Alger Fund Complex; formerly
                             of Counsel to the law firm of Kohler & Barnes.

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                                                                                      IN THE
                                                                                                    ALGER FUND
                                                                                        TRUSTEE       COMPLEX
                                                                                        AND/OR      WHICH ARE
  NAME, AGE, POSITION WITH                                                              OFFICER      OVERSEEN
    THE FUND AND ADDRESS                          PRINCIPAL OCCUPATIONS                  SINCE      BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
Charles F. Baird, Jr. (51)   Managing Partner of North Castle Partners, a private        2000           16
 Trustee                     equity securities group; Chairman of Equinox, Leiner
                             Health Products, Elizabeth Arden Day Spas, Grand
                             Expeditions and EAS; Trustee/Director of four of the
                             six funds in the Alger Fund Complex. Formerly
                             Managing Director of AEAInvestors, Inc.

Roger P. Cheever (59)        Associate Dean of Development, Harvard University;          2000           16
 Trustee                     Trustee/Director of four of the six funds in the Alger
                             Fund Complex. Formerly Deputy Director of the
                             Harvard College Fund.

Lester L. Colbert, Jr. (70)  Private investor; Trustee/Director of five of the six       2000           17
 Trustee                     funds in the Alger Fund Complex. Formerly Chairman
                             of the Board and Chief Executive Officer of Xidex
                             Corporation.

Nathan E. Saint-Amand,       Medical doctor in private practice; Co-Partner Fishers      1993           23
 M.D. (66)                   Island Partners; Member of the Board of the Manhattan
 Trustee                     Institute; Trustee/Director of the six funds in the Alger
                             Fund Complex. Formerly Co-Chairman Special Projects
                             Committee of Memorial Sloan Kettering.

Joseph S. Nye, Jr. (66)      Trustee/Director of the six funds in the Alger Fund Complex;
 Trustee                     Dean, John F. Kennedy School of Government,Harvard
                             University, since 1995; Assistant Secretary of Defense
                             for International Security Affairs 1994-1995; Chairman,
                             National Intelligence Council, 1993-1994.

OFFICERS

Frederick A. Blum (51)       Executive Vice President and Treasurer of Alger Inc.,       1996           N/A
  Treasurer and              Alger Management, Properties, Associates, ARI,
  Assistant Secretary        Services and Agency since September 2003 and
                             Senior Vice President prior thereto; Treasurer or
                             Assistant Treasurer, and Assistant Secretary, of
                             each of the other five investment companies in
                             the Alger Fund Complex since the later of 1996
                             or its inception. Director of SICAV and International
                             and Chairman of the Board (and prior thereto,
                             Senior Vice President) and Treasurer of Alger
                             National Trust Company since 2003.

                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                                                                                      IN THE
                                                                                                    ALGER FUND
                                                                                        TRUSTEE       COMPLEX
                                                                                        AND/OR      WHICH ARE
  NAME, AGE, POSITION WITH                                                              OFFICER      OVERSEEN
    THE FUND AND ADDRESS                          PRINCIPAL OCCUPATIONS                  SINCE      BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
Dorothy G. Sanders (49)      Senior Vice President, General Counsel and Secretary        2000           N/A
  Secretary                  of Alger, Inc., General Counsel and Secretary of
                             Associates, Agency, Properties, Services, ARI and
                             Alger Management; Secretary of International, and
                             the six funds in the Alger Fund Complex. Formerly
                             Senior Vice President, Fleet Financial Group.

      Messrs. Alger and Chung are "interested persons"(as defined in the Investment Company Act) of the Fund because of their affiliations with Alger Management. Mr. Chung is Mr. Alger's son-in-law. Ms. Alger is a daughter of Fred
M. Alger III. Ms. Alger is an "interested person" because she is an immediate family member of Mr. Alger. No Trustee is a director of any public company except as may be indicated under "Principal Occupations." Mr. Nye has given notice of his intention to resign as Trustee of the Trust. Ms. Sanders resigned as Secretary effective November 19, 2004.

      The Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge upon request by calling (800) 992-3863.

TAX INFORMATION
(UNAUDITED)

      In accordance with subchapter Mof the Internal Revenue Code of 1986, as amended, for the year ended October 31, 2004, 12.48% of the Balanced Fund's ordinary dividends qualified for the dividends received deduction for corporations. For the year ended October 31, 2004, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $756 represents the maximum amount that may be considered qualified dividend income of the Balanced Institutional Fund.

      Shareholders should not use the above information to prepare their tax reeturns. Since the Trust's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2004. Such notification, which will reflect the amount to be used by taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2005. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Trust.

NOTES:

THE ALGER INSTITUTIONAL FUNDS

111 Fifth Avenue
New York, NY 10003
(800) 992-3362
www.alger.com

INVESTMENT MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3362 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

Commencing with the fiscal quarter ending July 31, 2004, the Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at HTTP://WWW.SEC.GOV. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

[LOGO]




SAIFI61404 L1

       The Alger Institutional Funds
[LOGO] Boston Financial Data Services, Inc.
       P.O. Box 8480
       Boston, MA 02266




SAIFI61404 L2

ITEM 2.  CODE OF ETHICS.

     (a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

     (b)  Not applicable.

     (c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

     (d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

     (e)  Not applicable.

     (f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees of the Registrant determined that Stephen E. O'Neil is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant's audit committee. Mr. O'Neil is an "independent" trustee - i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     a)   Audit Fees:
            October 31, 2004      $35,350
            October 31, 2003      $32,000

     b)   Audit-Related Fees: NONE

     c)   Tax Fees for tax advice, tax compliance and tax planning:
            October 31, 2004      $25,300
            October 31, 2003      $15,900

     d)   ALL Other Fees:
            October 31, 2004      $13,500
            October 31, 2003      $0
          Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

     e)   1) Audit Committee Pre-Approval Policies And Procedures:

          Audit and non-audit services provided by the Registrant's independent registered public accounting firm (the "Auditors") on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant's Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

          2) All fees in item 4(b) through 4(d) above were approved by the Registrants' Audit Committee.

     f)   Not Applicable

     g)   Non-Audit Fees:
            October 31, 2004      $157,449 and 82,300 Euros
            October 31, 2003      $61,400 and 113,827 Euros


     h) The audit committee of the board of Trustees has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to
          (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not  applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

     Not  applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

     Not  applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not  applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

     (b) No changes in the Registrant's internal control over financial reporting occurred during the Registrant's last fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)  (1) Code of Ethics as Exhibit 99.CODE ETH


     (a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

     (b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger Institutional Funds


By:  /s/Dan C. Chung


     Dan C. Chung


     President


Date:  January 5, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/Dan C. Chung


     Dan C. Chung


     President


Date:  January 5, 2005


By:  /s/Frederick A. Blum


     Frederick A. Blum


     Treasurer

Date:  January 5, 2005